SEC. File Nos.  033-66214
811-07888

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 26
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 28
____________

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________

KIMBERLY S. VERDICK, Secretary
Limited Term Tax-Exempt Bond Fund of America
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________

Copies to:
Michael Glazer
Bingham McCutchen LLP
 355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:
It is proposed that this filing will become effective on November 1, 2010, pursuant to paragraph (b) of rule 485.

Pursuant to Rule 414 under the Securities Act of 1933, Limited Term Tax-Exempt Bond Fund of America, a Delaware statutory trust, as successor of Limited Term Tax-Exempt Bond Fund of America, a Massachusetts business trust, is filing this amendment to the registration statement of Limited Term Tax-Exempt Bond Fund of America, and expressly adopts the registration statement of Limited Term Tax-Exempt Bond Fund of America as its own for all purposes of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended.

...

The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Fund of California®
American Funds Short-Term Tax-Exempt Bond FundSM

Ticker

The Tax-Exempt Bond Fund of America
American High-Income Municipal Bond Fund
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Fund of California
American Funds Short-Term Tax-Exempt Bond Fund
Class A AFTEX AMHIX LTEBX TAFTX ASTEX	Class B TEBFX ABHMX LTXBX TECBX N/A	Class C TEBCX AHICX LTXCX TECCX N/A	Class F-1 AFTFX ABHFX LTXFX TECFX FSTTX	Class F-2 TEAFX AHMFX LTEFX TEFEX ASTFX

Prospectus
November 1, 2010
Table of contents

Summaries
Investment objectives, strategies and risks
Additional investment results
Management and organization
Shareholder information
Choosing a share class
Purchase, exchange and sale of shares
Sales charges
1 37 41 47 52 53 57 62	Sales charge reductions and waivers Rollovers from retirement plans to IRAs Plans of distribution Other compensation to dealers How to sell shares Distributions and taxes Financial highlights	65 68 68 69 70 72 74

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Tax-Exempt Bond Fund of America

 Investment objective

The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 65 of the prospectus and on page 78 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses	0.04	0.05	0.09	0.14	0.12
Total annual fund operating expenses	0.54	1.30	1.34	0.64	0.37

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$428	$542	$665	$1,027
B	632	812	913	1,358
C	236	425	734	1,613
F-1	65	205	357	798
F-2	38	119	208	468

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$132	$412	$713	$1,358
C	136	425	734	1,613

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                      7.86%                      (quarter ended September 30, 2009)

Lowest                    –3.66%                         (quarter ended September 30, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 6.80%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/3/1979	10.96%	2.56%	4.58%	6.84%
− After taxes on distributions		10.96	2.56	4.57	N/A
− After taxes on distributions and sale of fund shares		8.66	2.77	4.56	N/A

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	9.39%	2.24%	4.34%
C	3/15/2001	13.33	2.53	3.46
F-1	3/15/2001	15.14	3.27	4.20
F-2	8/1/2008	15.43	N/A	5.13

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.91%	4.32%	5.75%	N/A
Lipper General Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	16.85	2.93	4.62	6.71%
Class A annualized 30-day yield at August 31, 2010: 2.98% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Neil L. Langberg President and Trustee	31 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Brenda S. Ellerin Senior Vice President	12 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Karl J. Zeile Vice President	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
Purchase minimums (for all share classes)
To establish an account	$250
To add to an account	50

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled “Tax information” and “Payments to broker-dealers and other financial intermediaries” on page 36 of this prospectus.

American High-Income Municipal Bond Fund

Investment objective

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 65 of the prospectus and on page 78 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or service (12b-1) fees	0.27	1.00	1.00	0.25	none
Other expenses	0.07	0.08	0.12	0.16	0.14
Total annual fund operating expenses	0.68	1.42	1.46	0.75	0.48

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$442	$584	$739	$1,190
B	645	849	976	1,500
C	249	462	797	1,746
F-1	77	240	417	930
F-2	49	154	269	604

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$145	$449	$776	$1,500
C	149	462	797	1,746

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies

In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests a significant portion of its portfolio in municipal bonds rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper High Yield Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   11.55%                         (quarter ended September 30, 2009)

Lowest                 –13.96%                            (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 8.66%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	9/26/1994	19.75%	1.30%	3.78%	4.90%
− After taxes on distributions		19.75	1.30	3.78	N/A
− After taxes on distributions and sale of fund shares		14.82	1.79	3.95	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	18.51%	1.01%	3.62%
C	3/15/2001	22.45	1.28	2.86
F-1	3/19/2001	24.32	2.01	3.58
F-2	8/12/2008	24.65	N/A	1.81

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.91%	4.32%	5.75%	5.93%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	30.80	1.55	3.84	4.63
Class A annualized 30-day yield at July 31, 2010: 4.51% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Karl J. Zeile President and Trustee	6 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	16 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Brenda S. Ellerin Vice President	12 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
Purchase minimums (for all share classes)
To establish an account	$250
To add to an account	50

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled “Tax information” and “Payments to broker-dealers and other financial intermediaries” on page 36 of this prospectus.

Limited Term Tax-Exempt Bond Fund of America

Investment objective

The fund’s investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 65 of the prospectus and on page 78 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none
Other expenses	0.04	0.04	0.09	0.11	0.09
Total annual fund operating expenses	0.61	1.31	1.36	0.63	0.36

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$311	$440	$582	$ 993
B	633	815	918	1,386
C	238	431	745	1,635
F-1	64	202	351	786
F-2	37	116	202	456

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$133	$415	$718	$1,386
C	138	431	745	1,635

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in municipal bonds. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB and Baa or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The dollar-weighted average maturity of the fund’s portfolio is between three and 10 years.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                      5.60%                      (quarter ended September 30, 2009)

Lowest                    –2.06%                         (quarter ended June 30, 2004)

The fund’s total return for the nine months ended September 30, 2010, was 6.00%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/6/1993	6.73%	2.73%	4.10%	4.31%
− After taxes on distributions		6.73	2.73	4.10	N/A
− After taxes on distributions and sale of fund shares		5.53	2.81	4.04	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	3.69%	2.18%	3.80%
C	3/15/2001	7.64	2.48	3.02
F-1	3/15/2001	9.42	3.23	3.77
F-2	8/18/2008	9.70	N/A	4.69

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.62%	4.24%	4.96%	4.84%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	10.75	3.39	4.62	4.51
Class A annualized 30-day yield at July 31, 2010: 2.13% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Brenda S. Ellerin President and Trustee	14 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	17 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
Purchase minimums (for all share classes)
To establish an account	$250
To add to an account	50

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled “Tax information” and “Payments to broker-dealers and other financial intermediaries” on page 36 of this prospectus.

The Tax-Exempt Fund of California

Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 65 of the prospectus and on page 78 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.24	none
Other expenses	0.04	0.04	0.09	0.13	0.10
Total annual fund operating expenses	0.62	1.37	1.42	0.70	0.43

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$436	$566	$708	$1,120
B	639	834	950	1,441
C	245	449	776	1,702
F-1	72	224	390	871
F-2	44	138	241	542

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$139	$434	$750	$1,441
C	145	449	776	1,702

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities within the state. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in municipal bonds of issuers within the state of California — Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Barclays Capital Municipal Bond Index reflects certain market sectors in which the fund may invest. The fund has selected Barclays Capital California Municipal Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund’s investment adviser believes the Barclays Capital California Municipal Index better reflects the market sectors and securities in which the fund primarily invests. Lipper California Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s primary objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   10.13%                         (quarter ended September 30, 2009)

Lowest                    –7.29%                         (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 8.78%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/28/1986	15.65%	2.14%	4.30%	5.49%
− After taxes on distributions		15.65	2.14	4.27	N/A
− After taxes on distributions and sale of fund shares		11.83	2.41	4.30	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	14.25%	1.81%	4.02%
C	3/19/2001	18.19	2.10	3.03
F-1	3/20/2001	20.04	2.84	3.78
F-2	8/22/2008	20.35	N/A	4.28

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital California Municipal Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.22%	3.90%	5.59%	N/A
Barclays Capital Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.91	4.32	5.75	6.49
Lipper California Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	17.67	2.76	4.64	5.68
Class A annualized 30-day yield at August 31, 2010: 3.28% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Neil L. Langberg President	24 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Edward B. Nahmias Senior Vice President	12 years	Senior Vice President – Fixed Income, Capital Research Company
Karl J. Zeile Vice President	7 years	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
Purchase minimums (for all share classes)
To establish an account	$1,000
To add to an account	50

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled “Tax information” and “Payments to broker-dealers and other financial intermediaries” on page 36 of this prospectus.

American Funds Short-Term Tax-Exempt
Bond Fund

Investment objective

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 65 of the prospectus and on page 78 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	F-1	F-2
Management fees	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.15	0.25	none
Other expenses	0.12	0.16	0.13
Total annual fund operating expenses	0.65	0.79	0.51

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$315	$453	$603	$1,040
F-1	81	252	439	978
F-2	52	164	285	640

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart below shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective. The results below and on the following page for the periods shown reflect the operation of the fund as a money market fund prior to its conversion on August 7, 2009 to a short-term tax-exempt bond fund. Accordingly, results for such periods are not representative of the fund’s results had the fund been operated as a short-term tax-exempt bond fund during the entire period. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                      0.93%                      (quarter ended December 31, 2000)

Lowest                      0.00%                      (quarter ended June 30, 2009)

The fund’s total return for the nine months ended September 30, 2010, was 2.68%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years
A − Before taxes	10/24/1989	–2.06%	1.49%	1.53%
− After taxes on distributions		–2.06	1.49	1.53
− After taxes on distributions and sale of fund shares		–1.24	1.55	1.56

Indexes	1 year	5 years	10 years
Barclays Capital Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.55%	N/A	N/A
Lipper Short Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	5.26	2.56%	3.21%

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Experience managing assets in this fund	Primary title with investment adviser
Brenda S. Ellerin President and Trustee	1 year (since the fund’s conversion)	Senior Vice President – Fixed Income, Capital Research and Management Company
Neil L. Langberg Senior Vice President	1 year (since the fund’s conversion)	Senior Vice President – Fixed Income, Capital Research and Management Company

Purchase and sale of fund shares
Purchase minimums (for all share classes)
To establish an account	$250
To add to an account	50

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled “Tax information” and “Payments to broker-dealers and other financial intermediaries” on page 36 of this prospectus.

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent a fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

 Investment objectives, strategies and risks

The Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

American High-Income Municipal Bond Fund The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests a significant portion of its portfolio in municipal bonds rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type.

Limited Term Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and preservation of capital. The fund invests primarily in municipal bonds. The fund is designed for investors seeking current income exempt from federal income tax. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB and Baa or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average maturity of the fund’s portfolio is between three and 10 years.

The Tax-Exempt Fund of California The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities within the state. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.”

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

American Funds Short-Term Tax-Exempt Bond Fund The fund's investment objective is to provide you with current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax.

The fund invests primarily in municipal bonds rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds rated A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years

Applicable to all funds

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The prices of, and the income generated by, the securities held by the funds may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause a fund to experience a loss and may affect its share price.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

To the extent a fund invests significantly in municipal obligations of issuers in the same state or of similar project type, the fund may be more susceptible to certain economic,

political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The funds’ investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The investment adviser to the funds actively manages each fund’s investments. Consequently, each fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause a fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

The funds may also hold cash or money market instruments. The percentages of the funds invested in such holdings vary and depend on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, a fund may hold a significant portion of its assets in such securities. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Each fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

Each of the funds, except The Tax-Exempt Bond Fund of America, may invest in securities that may subject you to federal alternative minimum taxes. Therefore, while those funds’ distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

In addition to the investment strategies described above, each fund has other investment practices that are described in the statement of additional information.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how each fund fits into your overall investment program.

 Additional investment results

Unlike the tables on pages 6, 13, 20, 27 and 34, the tables below reflect each fund’s results calculated without sales charges.

The Tax-Exempt Bond Fund of America

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2009:
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/3/1979	15.25%	3.35%	4.98%	6.98%
− After taxes on distributions		15.25	3.35	4.97	N/A
− After taxes on distributions and sale of fund shares		11.50	3.46	4.92	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	14.39%	2.59%	4.34%
C	3/15/2001	14.33	2.53	3.46
F-1	3/15/2001	15.14	3.27	4.20
F-2	8/1/2008	15.43	N/A	5.13

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.91%	4.32%	5.75%	N/A
Lipper General Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	16.85	2.93	4.62	6.71%
Class A distribution rate at December 31, 2009: 4.03%* (For current distribution rate information, please call American FundsLine at 800/325-3590.)

*	The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 6 show how the fund’s average annual total returns compare with various broad measures of market results. Barclays Capital Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown. Lipper General Municipal Debt Funds Average is composed of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

American High-Income Municipal Bond Fund

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2009:
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	9/26/1994	24.44%	2.07%	4.18%	5.16%
− After taxes on distributions		24.44	2.07	4.18	N/A
− After taxes on distributions and sale of fund shares		17.94	2.45	4.32	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	23.51%	1.35%	3.62%
C	3/15/2001	23.45	1.28	2.86
F-1	3/19/2001	24.32	2.01	3.58
F-2	8/12/2008	24.65	N/A	1.81

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.91%	4.32%	5.75%	5.93%
Lipper High Yield Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	30.80	1.55	3.84	4.63
Class A distribution rate at December 31, 2009: 4.85%* (For current distribution rate information, please call American FundsLine at 800/325-3590.)

*	The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 13 show how the fund’s average annual total returns compare with various broad measures of market results. Barclays Capital Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper High Yield Municipal Debt Funds Average is composed of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

Limited Term Tax-Exempt Bond Fund of America

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2009:
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/6/1993	9.45%	3.25%	4.37%	4.47%
− After taxes on distributions		9.45	3.25	4.37	N/A
− After taxes on distributions and sale of fund shares		7.33	3.27	4.28	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	8.69%	2.54%	3.80%
C	3/15/2001	8.64	2.48	3.02
F-1	3/15/2001	9.42	3.23	3.77
F-2	8/18/2008	9.70	N/A	4.69

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Municipal Short-Intermediate 1–10 Years Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.62%	4.24%	4.96%	4.84%
Lipper Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	10.75	3.39	4.62	4.51
Class A distribution rate at December 31, 2009: 3.16%* (For current distribution rate information, please call American FundsLine at 800/325-3590.)

*	The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 20 show how the fund’s average annual total returns compare with various broad measures of market results. Barclays Capital Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

The Tax-Exempt Fund of California

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2009:
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/28/1986	20.14%	2.92%	4.70%	5.67%
− After taxes on distributions		20.14	2.92	4.67	N/A
− After taxes on distributions and sale of fund shares		14.81	3.09	4.65	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	19.25%	2.16%	4.02%
C	3/19/2001	19.19	2.10	3.03
F-1	3/20/2001	20.04	2.84	3.78
F-2	8/22/2008	20.35	N/A	4.28

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital California Municipal Index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.22%	3.90%	5.59%	N/A
Barclays Capital Municipal Bond index (reflects no deductions for sales charges, account fees, expenses or taxes)	12.91	4.32	5.75	6.49%
Lipper California Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	17.67	2.76	4.64	5.68
Class A distribution rate at December 31, 2009: 4.19%* (For current distribution rate information, please call American FundsLine at 800/325-3590.)

*	The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 27 show how the fund’s average annual total returns compare with various broad measures of market results. Barclays Capital California Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds that are issued from California. This index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index was not in existence as of the date the fund’s Class A shares became available; therefore, lifetime results are not shown. Barclays Capital Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. The fund has selected Barclays Capital California Municipal Index to replace the Barclays Capital Municipal Bond Index as its broad-based securities market index. The fund’s investment adviser believes the Barclays Capital California Municipal Index better reflects the market sectors and securities in which the fund primarily invests. Lipper California Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

American Funds Short-Term Tax-Exempt Bond Fund

As on page 34, the results for the periods shown reflect the operation of the fund as a money market fund prior to its conversion on August 7, 2009 to a short-term tax-exempt bond fund. Accordingly, results for such periods are not representative of the fund’s results had the fund been operated as a short-term tax-exempt bond fund during the entire period.

Additional investment results (without sales charges) Average annual total returns for periods ended December 31, 2009:
Share class	Inception date	1 year	5 years	10 years
A − Before taxes	10/24/1989	0.88%	2.09%	1.83%
− After taxes on distributions		0.88	2.09	1.83
− After taxes on distributions and sale of fund shares		0.67	2.07	1.82

Indexes	1 year	5 years	10 years
Barclays Capital Municipal Short 1–5 Years Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.55%	N/A	N/A
Lipper Short Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	5.26	2.56%	3.21%

The investment results tables above and on page 34 show how the fund’s average annual total returns compare with various broad measures of market results. The Barclays Capital Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. This index began on July 31, 2005; therefore, results covering periods prior to that date are not shown. The Lipper Short Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

All fund results reflected in the “Investment results” and “Additional investment results” sections of this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

 Management and organization

Investment adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.” The management fee for each fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the funds’ investment advisory and service agreements by the funds’ boards of trustees is contained in the funds’ annual reports to shareholders for the following periods: The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California — the fiscal year ended August 31, 2010; and American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and American Funds Short-Term Tax-Exempt Bond Fund — the fiscal year ended July 31, 2010.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of each fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds’ shareholders approved this arrangement at a meeting of the funds’ shareholders on November 24, 2009. There is no assurance that

Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the funds’ portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the funds’ portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds’ portfolio transactions. The investment adviser may place orders for the funds’ portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds’ portfolio transactions. A more detailed description of the investment adviser’s policies is included in the funds’ statement of additional information.

Portfolio holdings

Portfolio holdings information for each of the funds is available on the American Funds website at americanfunds.com. To reach this information, access the fund’s detailed information page on the website. A link to each fund’s complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the U.S. Securities and Exchange Commission.

A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

Multiple portfolio counselor system

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the funds for each of the funds’ primary portfolio counselors.

Portfolio counselor	Investment experience	Experience managing assets in this fund	Role in management of the fund
Brenda S. Ellerin	Investment professional for 21 years in total; 19 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		12 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor
American High-Income Municipal Bond Fund		12 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor
Limited Term Tax-Exempt Bond Fund of America		14 years	Serves as a municipal bond portfolio counselor
American Funds Short-Term Tax-Exempt Bond Fund		1 year (since the fund’s conversion)	Serves as a municipal bond portfolio counselor

Portfolio counselor	Investment experience	Experience managing assets in this fund	Role in management of the fund
Neil L. Langberg	Investment professional for 32 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		31 years	Serves as a municipal bond portfolio counselor
American High-Income Municipal Bond Fund		16 years	Serves as a municipal bond portfolio counselor
Limited Term Tax-Exempt Bond Fund of America		17 years	Serves as a municipal bond portfolio counselor
The Tax-Exempt Fund of California		24 years	Serves as a municipal bond portfolio counselor
American Funds Short-Term Tax-Exempt Bond Fund		1 year (since the fund’s conversion)	Serves as a municipal bond portfolio counselor
Edward B. Nahmias	Investment professional for 21 years in total; 14 years with Capital Research and Management Company or affiliate
The Tax-Exempt Fund of California		12 years	Serves as a municipal bond portfolio counselor

Portfolio counselor	Investment experience	Experience managing assets in this fund	Role in management of the fund
Karl J. Zeile	Investment professional for 19 years in total; 11 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		7 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor
American High-Income Municipal Bond Fund		6 years (plus 5 years of prior experience as an investment analyst for the fund)	Serves as a municipal bond portfolio counselor
The Tax-Exempt Fund of California		7 years	Serves as a municipal bond portfolio counselor

Information regarding the portfolio counselors’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

 Shareholder information

Shareholder services

American Funds Service Company®,  the funds’ transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the funds’ statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

 Choosing a share class

Each fund offers different classes of shares through this prospectus. Shares of each fund are available through various investment programs or accounts. However, tax-exempt funds should generally not serve as investments for tax-deferred retirement plans and accounts. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares. Since shares of American Funds Short-Term Tax-Exempt Bond Fund are only available in Class A, F-1 and F-2, references to Class B and C shares are not applicable to American Funds Short-Term Tax-Exempt Bond Fund.

Class B shares may not be purchased or acquired, except by exchange from Class B shares of another fund in the American Funds family. Any other investment received by a fund that is intended for Class B shares will instead be invested in Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares of a fund will be able to exchange those shares into other funds offering Class B shares until they convert.

Each share class of a fund represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest;

•	total expenses associated with owning shares of each class;

•
whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

•	whether you plan to take any distributions in the near future; and

•	availability of share classes:

—
Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

—	Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with each fund’s distributor and to certain registered investment advisers.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

Summary of the primary differences among share classes
Class A shares
Initial sales charge
up to 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California, and up to 2.50% for Limited Term Tax-Exempt Bond Fund of America and American Funds Short-Term Tax-Exempt Bond Fund (reduced for purchases of $100,000 or more ($500,000 or more for Limited Term Tax-Exempt Bond Fund of America and American Funds Short-Term Tax-Exempt Bond Fund) and eliminated for purchases of $1 million or more)

Contingent deferred sales charge	none (except that a charge of 1.00% applies to certain redemptions made within one year following purchases of $1 million or more without an initial sales charge)
12b-1 fees
up to .25% annually for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California, up to .30% annually for American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America, and up to .15% annually for American Funds Short-Term Tax-Exempt Bond Fund

Dividends	generally higher than other classes due to lower annual expenses, but may be lower than Class F-1 shares, depending on relative expenses, and lower than Class F-2 shares due to 12b-1 fees
Purchase maximum	none
Conversion	none
Class B shares
Initial sales charge	none
Contingent deferred sales charge	starts at 5.00%, declining to 0% six years after purchase
12b-1 fees	up to 1.00% annually
Dividends	generally lower than Class A and F shares due to higher 12b-1 fees and other expenses, but higher than Class C shares due to lower other expenses
Purchase maximum
Class B shares may not be purchased or acquired except by exchange from Class B shares of other American Funds. Class B shares are not offered by American Funds Short-Term Tax-Exempt Bond Fund at this time.

Conversion	automatic conversion to Class A shares in the month of the eight-year anniversary of the purchase date, reducing future annual expenses
Class C shares
Initial sales charge	none
Contingent deferred sales charge	1.00% if shares are sold within one year after purchase
12b-1 fees	up to 1.00% annually
Dividends	generally lower than other classes due to higher 12b-1 fees and other expenses
Purchase maximum	see the discussion regarding purchase minimums and maximums in “Purchase, exchange and sale of shares.” Class C shares are not offered by American Funds Short-Term Tax-Exempt Bond Fund at this time.
Conversion	automatic conversion to Class F-1 shares in the month of the 10-year anniversary of the purchase date, reducing future annual expenses

Class F-1 shares
Initial sales charge	none
Contingent deferred sales charge	none
12b-1 fees	currently up to .25% annually (may not exceed .50% annually)
Dividends	generally higher than Class B and C shares due to lower 12b-1 fees, but may be higher than Class A shares, depending on relative expenses, and lower than Class F-2 shares due to 12b-1 fees
Purchase maximum	none
Conversion	none
Class F-2 shares
Initial sales charge	none
Contingent deferred sales charge	none
12b-1 fees	none
Dividends	generally higher than other classes due to absence of 12b-1 fees
Purchase maximum	none
Conversion	none

Fund expenses

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses table for each fund include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the funds’ investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

 Purchase, exchange and sale of shares

Each fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts. The Tax-Exempt Fund of California is intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities.

The funds’ transfer agent, on behalf of the funds and American Funds Distributors,® the funds’ distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the funds and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided that such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

Purchase of Class A and C shares

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund’s shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class C shares of Limited Term Tax-Exempt Bond Fund of America may be acquired only by exchanging from Class C shares of other American Funds. Class C shares are not offered by American Funds Short-Term Tax-Exempt Bond Fund at this time.

Purchase of Class F shares

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the funds’ distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Exchange

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See “Transactions by telephone, fax or the Internet” in this prospectus for information regarding electronic exchanges.

Frequent trading of fund shares

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the funds’ broad ability to restrict potentially harmful trading as described above, the funds’ boards of trustees have adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the funds’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series®; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the funds’ surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the funds and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Purchase minimums and maximums

The purchase minimums described on the tables on pages 7, 14, 21, 28 and 35 may be waived in certain cases. In addition, each fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 (or $1,000 for The Tax-Exempt Fund of California) may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 (or $1,000 for The Tax-Exempt Fund of California) within five months of account establishment.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Valuing shares

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. A fund will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Moving between share classes and accounts

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

 Sales charges

Class A shares

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Sales charges for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Sales charges for Limited Term Tax-Exempt Bond Fund of America and American Funds Short-Term Tax-Exempt Bond Fund

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charge

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;

•
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer’s load-waived Class A share program with the American Funds; and

•	certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies, Inc. Please see the statement of additional information for further details.

Class B and C shares

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. Direct purchases of Class C shares of Limited Term Tax-Exempt Bond Fund of America are not permitted. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

Automatic conversion of Class B and C shares

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Class F shares

Class F shares are sold without any initial or contingent deferred sales charge.

 Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or American Funds Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial adviser.

Reducing your Class A initial sales charge

Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts

To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•
trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

•	solely controlled business accounts; and

•	single-participant retirement plans.

Concurrent purchases

You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation

You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention

You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

Right of reinvestment

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges.

Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

•	tax-free returns of excess contributions to IRAs;

•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

•
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

—
redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

 Rollovers from retirement plans to IRAs

Each fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

—	the assets being rolled over were invested in American Funds at the time of distribution; and

—	the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

 Plans of distribution

Each fund has plans of distribution, or “12b–1 plans,” for certain share classes under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California, up to .30% for American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America, and up to .15% for American Funds Short-Term Tax-Exempt Bond Fund for Class A shares; up to 1.00% for Class B shares; up to 1.00% for Class C shares; and up to .50% for Class F-1 shares. For all share classes indicated

above, up to .25% (.15% for Class A shares of American Funds Short-Term Tax-Exempt Bond Fund) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each share class of each fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2009, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

 How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial adviser (certain charges may apply)

• Shares held for you in your dealer’s name must be sold through the dealer.

• Class F shares must be sold through your dealer or financial adviser.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $75,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

• Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

•	Checks must be made payable to the registered shareholder.

•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Transactions by telephone, fax or the Internet

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

 Distributions and taxes

Dividends and distributions

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

Taxes on dividends and distributions

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent a fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. Each fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and American Funds Short-Term Tax-Exempt Bond Fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

The Tax-Exempt Fund of California anticipates that the federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent the fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and American Funds Short-Term Tax-Exempt Bond Fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees

Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

 Financial highlights

The Financial Highlights tables are intended to help you understand each fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The information for the periods provided for American Funds Short-Term Tax-Exempt Bond Fund includes information that is prior to the fund's conversion from a money market fund to a short-term tax-exempt bond fund, but reflects the 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company. For more information about these waivers, see the funds’ statement of additional information and annual reports. The information in the Financial Highlights tables for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and American Funds Short-Term Tax-Exempt Bond Fund has been audited by PricewaterhouseCoopers LLP, and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP, whose reports, along with each fund’s financial statements, are included in the statement of additional information for the funds, which is available upon request.

The Tax-Exempt Bond Fund of America
		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 8/31/2010	$11.82	$.48	$ .71	$1.19	$(.48)	$12.53	10.23%	$7,740.54%		.54%	3.92%
Year ended 8/31/2009	12.03	.50	(.21)	.29	(.50)	11.82	2.65	7,130.56		.56	4.39
Year ended 8/31/2008	12.19	.51	(.16)	.35	(.51)	12.03	2.87	6,319.56		.53	4.16
Year ended 8/31/2007	12.49	.50	(.30)	.20	(.50)	12.19	1.60	5,259.57		.54	4.02
Year ended 8/31/2006	12.60	.50	(.11)	.39	(.50)	12.49	3.18	4,267.59		.56	4.04
(The Financial Highlights table continues on the following page.)

		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class B:
Year ended 8/31/2010	$11.82	$.38	$ .71	$1.09	$(.38)	$12.53	9.41%	$ 78	1.30%	1.30%	3.18%
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.88	107	1.32	1.31	3.65
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.10	114	1.31	1.28	3.42
Year ended 8/31/2007	12.49	.41	(.30)	.11	(.41)	12.19	.85	117	1.32	1.29	3.28
Year ended 8/31/2006	12.60	.41	(.11)	.30	(.41)	12.49	2.42	120	1.34	1.32	3.29
Class C:
Year ended 8/31/2010	11.82	.38	.71	1.09	(.38)	12.53	9.35	475	1.34	1.34	3.11
Year ended 8/31/2009	12.03	.41	(.21)	.20	(.41)	11.82	1.83	399	1.36	1.36	3.58
Year ended 8/31/2008	12.19	.41	(.16)	.25	(.41)	12.03	2.05	313	1.36	1.33	3.36
Year ended 8/31/2007	12.49	.40	(.30)	.10	(.40)	12.19	.79	244	1.37	1.34	3.22
Year ended 8/31/2006	12.60	.40	(.11)	.29	(.40)	12.49	2.37	196	1.40	1.37	3.22
Class F-1:
Year ended 8/31/2010	11.82	.46	.71	1.17	(.46)	12.53	10.12	1,380.64		.64	3.80
Year ended 8/31/2009	12.03	.49	(.21)	.28	(.49)	11.82	2.56	976.65		.64	4.31
Year ended 8/31/2008	12.19	.50	(.16)	.34	(.50)	12.03	2.79	1,020.63		.61	4.07
Year ended 8/31/2007	12.49	.49	(.30)	.19	(.49)	12.19	1.52	785.64		.61	3.93
Year ended 8/31/2006	12.60	.49	(.11)	.38	(.49)	12.49	3.11	425.65		.62	3.96
Class F-2:
Year ended 8/31/2010	11.82	.50	.71	1.21	(.50)	12.53	10.41	216.37		.37	4.09
Year ended 8/31/2009	12.03	.51	(.21)	.30	(.51)	11.82	2.80	253.39		.39	4.36
Period from 8/1/2008 to 8/31/20084	11.94	.04	.09	.13	(.04)	12.03	1.10	3.04		.03	.34

	Year ended August 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	16%	18%	20%	8%	9%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.

American High-Income Municipal Bond Fund
		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2010	$12.69	$.66	$1.28	$1.94	$(.66)	$13.97	15.50%	$2,109.68%		.68%	4.82%
Year ended 7/31/2009	14.21	.68	(1.52)	(.84)	(.68)	12.69	(5.69)	1,738.72		.70	5.43
Year ended 7/31/2008	15.54	.72	(1.34)	(.62)	(.71)	14.21	(4.07)	1,851.69		.65	4.83
Year ended 7/31/2007	15.60	.70	(.06)	.64	(.70)	15.54	4.12	1,932.70		.67	4.44
Year ended 7/31/2006	15.61	.70	(.02)	.68	(.69)	15.60	4.44	1,597.69		.66	4.47
Class B:
Year ended 7/31/2010	12.69	.56	1.28	1.84	(.56)	13.97	14.67	36	1.42	1.42	4.11
Year ended 7/31/2009	14.21	.59	(1.52)	(.93)	(.59)	12.69	(6.39)	43	1.46	1.45	4.70
Year ended 7/31/2008	15.54	.61	(1.34)	(.73)	(.60)	14.21	(4.76)	54	1.41	1.37	4.11
Year ended 7/31/2007	15.60	.59	(.06)	.53	(.59)	15.54	3.40	66	1.41	1.38	3.74
Year ended 7/31/2006	15.61	.59	(.02)	.57	(.58)	15.60	3.71	66	1.41	1.38	3.75
Class C:
Year ended 7/31/2010	12.69	.55	1.28	1.83	(.55)	13.97	14.60	163	1.46	1.46	4.03
Year ended 7/31/2009	14.21	.58	(1.52)	(.94)	(.58)	12.69	(6.44)	126	1.51	1.50	4.63
Year ended 7/31/2008	15.54	.61	(1.34)	(.73)	(.60)	14.21	(4.80)	120	1.45	1.42	4.06
Year ended 7/31/2007	15.60	.58	(.06)	.52	(.58)	15.54	3.35	120	1.46	1.43	3.68
Year ended 7/31/2006	15.61	.58	(.02)	.56	(.57)	15.60	3.66	101	1.46	1.43	3.70
Class F-1:
Year ended 7/31/2010	12.69	.65	1.28	1.93	(.65)	13.97	15.42	181.75		.75	4.75
Year ended 7/31/2009	14.21	.67	(1.52)	(.85)	(.67)	12.69	(5.77)	156.80		.78	5.35
Year ended 7/31/2008	15.54	.71	(1.34)	(.63)	(.70)	14.21	(4.12)	168.74		.70	4.77
Year ended 7/31/2007	15.60	.69	(.06)	.63	(.69)	15.54	4.08	167.74		.71	4.39
Year ended 7/31/2006	15.61	.69	(.02)	.67	(.68)	15.60	4.41	121.72		.69	4.43
Class F-2:
Year ended 7/31/2010	12.69	.68	1.28	1.96	(.68)	13.97	15.72	50.48		.48	5.00
Period from 8/12/2008 to 7/31/20094	14.28	.66	(1.58)	(.92)	(.67)	12.69	(6.19)	32.535		.535	5.505

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	15%	29%	27%	23%	14%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.
5	Annualized.

Limited Term Tax-Exempt Bond Fund of America
		Income (loss) from investment operations1
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2010	$15.11	$.48	$.67	$1.15	$(.48)	$15.78	7.71%	$2,316.61%		.61%	3.08%
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.12	1,700.64		.63	3.36
Year ended 7/31/2008	15.11	.54	(.10)	.44	(.54)	15.01	2.91	971.66		.63	3.51
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.33	763.68		.65	3.47
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	800.66		.63	3.30
Class B:
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	15.78	6.96	21	1.31	1.31	2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	15.11	3.40	25	1.34	1.33	2.69
Year ended 7/31/2008	15.11	.43	(.10)	.33	(.43)	15.01	2.18	25	1.37	1.34	2.83
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.62	30	1.38	1.35	2.78
Year ended 7/31/2006	15.34	.40	(.20)	.20	(.40)	15.14	1.30	41	1.37	1.33	2.59
Class C:
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	15.78	6.91	91	1.36	1.36	2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	15.11	3.35	73	1.39	1.38	2.64
Year ended 7/31/2008	15.11	.42	(.10)	.32	(.42)	15.01	2.14	60	1.42	1.38	2.77
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.56	60	1.44	1.41	2.72
Year ended 7/31/2006	15.34	.39	(.20)	.19	(.39)	15.14	1.25	78	1.41	1.38	2.55
Class F-1:
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	15.78	7.68	112.63		.63	3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.11	108.66		.64	3.33
Year ended 7/31/2008	15.11	.53	(.10)	.43	(.53)	15.01	2.89	74.67		.64	3.49
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.32	52.68		.65	3.46
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	46.66		.63	3.29
Class F-2:
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	15.78	7.97	125.36		.36	3.35
Period from 8/18/2008 to 7/31/20094	15.15	.50	(.04)	.46	(.50)	15.11	3.15	204.385		.385	3.515

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	13%	7%	16%	26%	25%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.
5	Annualized.

The Tax-Exempt Fund of California
		Income (loss) from investment operations1			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net gains losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return2,3	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 8/31/2010	$15.31	$.64	$1.32	$1.96	$(.64)	$ —	$(.64)	$16.63	13.07%	$1,442.62%		.62%	4.04%
Year ended 8/31/2009	15.79	.67	(.48)	.19	(.67)	—	(.67)	15.31	1.49	1,311.63		.62	4.59
Year ended 8/31/2008	16.26	.66	(.47)	.19	(.66)	—	(.66)	15.79	1.22	1,493.61		.58	4.16
Year ended 8/31/2007	16.75	.67	(.49)	.18	(.67)	—	(.67)	16.26	1.05	1,366.62		.59	4.01
Year ended 8/31/2006	16.88	.66	(.12)	.54	(.66)	(.01)	(.67)	16.75	3.28	1,070.63		.60	4.00
Class B:
Year ended 8/31/2010	15.31	.52	1.32	1.84	(.52)	—	(.52)	16.63	12.22	11	1.37	1.37	3.31
Year ended 8/31/2009	15.79	.56	(.48)	.08	(.56)	—	(.56)	15.31	.73	16	1.39	1.37	3.85
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	—	(.54)	15.79	.46	21	1.36	1.33	3.41
Year ended 8/31/2007	16.75	.55	(.49)	.06	(.55)	—	(.55)	16.26	.31	22	1.37	1.34	3.27
Year ended 8/31/2006	16.88	.54	(.12)	.42	(.54)	(.01)	(.55)	16.75	2.52	23	1.39	1.36	3.25
Class C:
Year ended 8/31/2010	15.31	.51	1.32	1.83	(.51)	—	(.51)	16.63	12.17	116	1.42	1.42	3.24
Year ended 8/31/2009	15.79	.55	(.48)	.07	(.55)	—	(.55)	15.31	.68	105	1.43	1.42	3.79
Year ended 8/31/2008	16.26	.54	(.47)	.07	(.54)	—	(.54)	15.79	.41	118	1.41	1.38	3.36
Year ended 8/31/2007	16.75	.54	(.49)	.05	(.54)	—	(.54)	16.26	.26	116	1.42	1.39	3.20
Year ended 8/31/2006	16.88	.53	(.12)	.41	(.53)	(.01)	(.54)	16.75	2.46	97	1.44	1.41	3.19
Class F-1:
Year ended 8/31/2010	15.31	.63	1.32	1.95	(.63)	—	(.63)	16.63	12.97	108.70		.70	3.97
Year ended 8/31/2009	15.79	.65	(.48)	.17	(.65)	—	(.65)	15.31	1.41	113.71		.70	4.52
Year ended 8/31/2008	16.26	.65	(.47)	.18	(.65)	—	(.65)	15.79	1.14	192.69		.65	4.08
Year ended 8/31/2007	16.75	.66	(.49)	.17	(.66)	—	(.66)	16.26	.98	180.69		.66	3.93
Year ended 8/31/2006	16.88	.65	(.12)	.53	(.65)	(.01)	(.66)	16.75	3.22	102.69		.66	3.91
Class F-2:
Year ended 8/31/2010	15.31	.67	1.32	1.99	(.67)	—	(.67)	16.63	13.27	46.43		.43	4.27
Year ended 8/31/2009	15.79	.69	(.48)	.21	(.69)	—	(.69)	15.31	1.67	99.45		.45	4.61
Period from 8/22/2008 to 8/31/20084	15.79	.02	—5.02		(.02)	—	(.02)	15.79	.09	—6.01		.01	.10

	Year ended August 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	18%	17%	16%	8%	14%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services.

4	Based on operations for the period shown and, accordingly, may not be representative of a full year.
5	Amount less than $.01.
6	Amount less than $1 million.

American Funds Short-Term Tax-Exempt Bond Fund1
		Income (loss) from investment operations2
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return3,4	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers	Ratio of expenses to average net assets after reim-bursements/ waivers4	Ratio of net income to average net assets4
Class A:
Year ended 7/31/2010	$10.00	$.10	$.20	$.30	$(.10)	$10.20	3.06%	$412.65%		.53%	1.00%
Period from 10/1/2008 to 7/31/20095,6	10.00	.03	—	.03	(.03)	10.00	.33	501.527		.467	.447
Year ended 9/30/2008	10.00	.20	—	.20	(.20)	10.00	1.99	810.47		.43	1.93
Year ended 9/30/2007	10.00	.31	—	.31	(.31)	10.00	3.19	580.51		.47	3.14
Year ended 9/30/2006	10.00	.27	—	.27	(.27)	10.00	2.76	460.52		.48	2.73
Year ended 9/30/2005	10.00	.16	—	.16	(.16)	10.00	1.63	405.53		.50	1.61
Class F-1:
Period from 8/27/2009 to 7/31/20105,6	10.00	.10	.19	.29	(.09)	10.20	2.93	5.797		.647	1.067
Class F-2:
Period from 8/12/2009 to 7/31/20105,6	10.00	.13	.18	.31	(.11)	10.20	3.16	8.517		.457	1.397

Year ended July 31
2010
Portfolio turnover rate for all classes of shares	5%

1	The table reflects the board of trustees’ approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
2	Based on average shares outstanding.
3	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4
This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown, Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and Management Company agreed to pay a portion of fees and expenses due to lower short-term interest rates.

5	Based on operations for the period shown and, accordingly, may not be representative of a full year.
6	In 2009, the fund changed its fiscal year-end from September to July.
7	Annualized.

Notes

Notes

Notes

For shareholder services	American Funds Service Company 800/421-0180
For retirement plan services	Call your employer or plan administrator
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders   The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds’ investment strategies and the independent registered public accounting firms’ reports (in the annual report).

Statement of additional information (SAI) and codes of ethics   The current SAI, as amended from time to time, contains more detailed information about the funds, including each fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings   Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC)   Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

MFGEPR-965-1110P Litho in USA CGD/B/8020	Investment Company File No. 811-02421 Investment Company File No. 811-08576 Investment Company File No. 811-07888 Investment Company File No. 811-04694 Investment Company File No. 811-05750
The Capital Group Companies

American Funds                       Capital Research and Management                   Capital International                          Capital Guardian                               Capital Bank and Trust

..

The Tax-Exempt Bond Fund of America
American High-Income Municipal Bond Fund
Limited Term Tax-Exempt Bond Fund of America
The American Funds Tax-Exempt Series II
(The Tax-Exempt Fund of California)
American Funds Short-Term Tax-Exempt Bond Fund

Part B

Statement of Additional Information

November 1, 2010

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America (“TEBF”), American High-Income Municipal Bond Fund (“AHIM”), Limited Term Tax-Exempt Bond Fund of America (“LTEX”), The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (“TEFCA”) and American Funds Short-Term Tax-Exempt Bond Fund (“STEX”) dated November 1, 2010. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

The Tax-Exempt Bond Fund of America
American High-Income Municipal Bond Fund
Limited Term Tax-Exempt Bond Fund of America
The American Funds Tax-Exempt Series II (The Tax-Exempt Fund of California)
American Funds Short-Term Tax-Exempt Bond Fund
Attention: Secretary
333 South Hope Street
Los Angeles, California 90071
213/486-9200

	Class A	Class B	Class C	Class F-1	Class F-2
The Tax-Exempt Bond Fund of America	AFTEX	TEBFX	TEBCX	AFTFX	TEAFX
American High-Income Municipal Bond Fund	AMHIX	ABHMX	AHICX	ABHFX	AHMFX
Limited Term Tax-Exempt Bond Fund of America	LTEBX	LTXBX	LTXCX	LTXFX	LTEFX
The Tax-Exempt Fund of California	TAFTX	TECBX	TECCX	TECFX	TEFEX
American Funds Short-Term Tax-Exempt Bond Fund	ASTEX	N/A	N/A	FSTTX	ASTFX

Investment portfolio

Financial statements

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

The Tax-Exempt Bond Fund of America

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

•	The fund will not invest in securities that subject fund shareholders to federal alternative minimum tax.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund will invest at least 65% of its assets in debt securities rated A- or better or A3 or better (by Nationally Recognized Statistical Rating Organizations (“NRSROs”) designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality, including cash and money market instruments.

•
The fund may invest up to 35% of its assets in debt securities rated BBB+ or below and Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•
The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•	The fund will invest substantially in securities with maturities in excess of three years.

American High-Income Municipal Bond Fund

•
The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax (including securities subject to alternative minimum tax).

•	The fund may invest, without limitation, in securities that may subject fund shareholders to federal alternative minimum tax.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund will invest at least 65% of its assets in debt securities rated A+ or below or A1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•
The fund will invest at least 50% of its assets in debt securities rated BBB+ or below or Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•
The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

Limited Term Tax-Exempt Bond Fund of America

•
The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.

•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund may invest up to 20% of its assets in debt securities in the rating category of BBB and the rating category of Baa (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•
The fund will not purchase debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced to BB+ or below or Ba1 or below from a higher rating at the time of the security’s purchase (or if unrated, when its quality falls to the equivalent of BB+ or below or Ba1 or below as determined by the fund’s investment adviser).

•	The dollar-weighted average maturity of the fund’s portfolio will be between three and 10 years.

The Tax-Exempt Fund of California

•
The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

•
The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•	The fund will invest substantially in securities with maturities in excess of three years.

American Funds Short-Term Tax-Exempt Bond Fund

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

•	The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
The fund may invest up to 20% of its assets in debt securities rated in the A rating category (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•
The fund will not purchase debt securities rated BBB+ or below and Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced to BBB+ or below or Baa1 or below from a higher rating at the time of the security’s purchase (or if unrated, when its quality falls to the equivalent of BBB+ or below or Baa1 or below as determined by the fund’s investment adviser).

•
The fund’s dollar-weighted average maturity will be no greater than three years. The maturity of a debt instrument is normally its ultimate maturity date unless the fund’s investment adviser determines it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid earlier.

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The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and American Funds Short-Term Tax-Exempt Bond Fund

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds’ ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds’ portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Commonwealth obligations — The funds may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds’ holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Cash and cash equivalents — The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

Temporary investments — The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund’s assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Forward commitment, when issued and delayed delivery transactions — The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Variable and floating rate obligations — The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a fund’s portfolio accordingly, keeping in mind the fund’s objectives.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund’s board of trustees.

Restricted or illiquid securities — The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds’ board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

Concentration of investments — Each fund may invest more than 25% of its assets in industrial development bonds. Certain economic, business or political developments might adversely affect all municipal bonds of a similar category or type, or adversely affect all municipal bonds issued by issuers within a particular geographical area or jurisdiction.

Each fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type that pay interest on their obligations with revenue from similar projects. This may make a fund more susceptible to economic, political, or regulatory occurrences that affect such issuers, obligation types and projects, such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers of municipal obligations held by a fund increases, the potential for fluctuations in the fund’s share price also may increase.

Tax-exempt securities — While each fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of The Tax-Exempt Fund of

California, also seeks to purchase securities which bear interest that is exempt from California income taxes – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and American Funds Short-Term Tax-Exempt Bond Fund

Securities subject to alternative minimum tax — The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

Limited Term Tax-Exempt Bond Fund of America

Maturity — Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio will range between three and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The Tax-Exempt Fund of California

Risk factors relating to California debt obligations — Because the fund invests primarily in securities issued by the State of California (the “State”), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of State related bonds, could have an adverse impact on the financial condition of the State, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State’s economy.

California’s economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the State’s credit rating, make it more expensive for the State to borrow money, and impact municipal issuers’ ability to pay their obligations. For example, various rating agencies have recently downgraded their ratings of various bonds related to the State due to the State’s liquidity problems and delay in adopting budget and cash solutions, and each of these ratings agencies has placed the State on watch for further possible downgrades. California currently has one of the lowest credit ratings of any state, and therefore may pay higher interest rates than other states when issuing general obligation bonds. Among other things, future action by the rating agencies will depend on whether the State is able to address liquidity, budgetary and other fiscal issues and whether any improvements provide long-term solutions.

California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State’s significant industries are sensitive to economic disruptions in their export markets. The State’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

As of the date of this statement of additional information, the State of California is in the midst of a severe economic recession. Falling home prices and consumer spending, reduced credit availability, decreasing investment values and growing job losses, among other factors, have weighed heavily on the State economy since 2008. The current fiscal problems facing California are exacerbated by a national recession and ongoing turmoil in the global financial and credit markets. Fiscal and policy analysts predict that the State will likely lag the national economy out of recession, and negative fiscal impacts for state and local governments could extend for several years.

While the fund’s portfolio counselors try to reduce risks by investing in a diversified portfolio of securities, including State related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the State or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds’ objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

	Fiscal year	Portfolio turnover rate
TEBF	2010	16%
	2009	18
AHIM	2010	15
	2009	29
LTEX	2010	13
	2009	7
TEFCA	2010	18
	2009	17
STEX	2010	5

STEX was a money market fund during its 2009 fiscal year and, therefore, is not required to disclose its portfolio turnover rate for the period. See “Financial highlights” in the prospectus for TEBF’s, AHIM’s, LTEX’s and TEFCA’s annual portfolio turnover rates for each of the last five fiscal years.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on each fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing a fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — Each fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, a fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f.Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2.A fund may not invest in companies for the purpose of exercising control or management.

3.A fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Additional information about each fund’s policies — The information below is not part of the funds’ fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the funds. Information is also provided regarding the funds’ current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, each fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lenders for temporary purposes.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of a fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent a fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of such fund’s commitment, such agreement or transaction will not be considered a senior security by such fund.

For purposes of fundamental policy 1c, the policy will not apply to a fund to the extent such fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, each fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, each fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, each fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the funds’ purchase of debt obligations.

For purposes of fundamental policy 1f, each fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 3, each fund will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax.

Each fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the funds

Board of trustees and officers

“Independent” trustees1

Each fund’s nominating and governance committee and board selects independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of such fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

Each fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of such fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which each fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the U.S. Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in each fund’s registration statement.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Lee A. Ault III, 74 Trustee (2010)	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company)	40	Anworth Mortgage Asset Corporation; Office Depot, Inc.	• Service as chief executive officer, payment services company • Corporate board experience • Service on board of healthcare foundation
William H. Baribault, 65 Trustee (2010)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	40	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
Ambassador Richard G. Capen, Jr., 76 Trustee (1999)	Corporate director and author	12	Capital Private Client Services Funds; Carnival Corporation	• Service as chief executive officer, newspaper publisher • Senior management experience, newspaper publisher • Former U.S. Ambassador to Spain

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
James G. Ellis, 63 Trustee (TEBF–2006; AHIM–2006; LTEX–2006; TEFCA–2006; STEX–2009)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	43	Quiksilver, Inc. Former director of Genius Products (until 2008); Professional Business Bank (until 2007)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, municipal and nonprofit organizations • M.B.A.
Martin Fenton, 75 Chairman of the Board (Independent and Non-Executive) (TEBF–1989; AHIM–1994; LTEX–1993; TEFCA–1989; STEX–1989)	Chairman, Senior Resource Group LLC (development and management of senior living communities)	43	Capital Private Client Services Funds	• Service as chief executive officer of multiple companies
Leonard R. Fuller, 64 Trustee (TEBF–1994; AHIM–1994; LTEX–1994; TEFCA–1994; STEX–1995)	President and CEO, Fuller Consulting (financial management consulting firm)	43	None	• Former partner, public accounting firm • Financial management consulting • Service on advisory and trustee boards for municipal, educational and nonprofit organizations • M.B.A.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
W. Scott Hedrick, 65 Trustee (2010)	Founding General Partner, InterWest Partners (a venture capital firm)	40	Hot Topic, Inc.; Office Depot, Inc.	• Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • M.B.A.
R. Clark Hooper, 64 Trustee (2005)	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	46	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 52 Trustee (2010)	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	43	The NASDAQ Stock Market LLC; Trimble Navigation Limited

• Service with Office of the U.S. Trade Representative and U.S. Department of Justice

• Corporate board experience

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Experience as corporate lawyer

• J.D.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, Ph.D., 55 Trustee (TEBF–2010; AHIM–2010; LTEX–2010; TEFCA–2009; STEX–2009)	Clinical Professor and Director, Accounting Program, University of Redlands	40	None

• Assistant professor, accounting

• Service in the Office of Chief Accountant and Enforcement Division of the Securities and Exchange Commission

• Experience in corporate management and public accounting

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• Ph.D., accounting

• Formerly licensed as C.P.A.

Richard G. Newman, 5 75 Trustee (TEBF–1991; AHIM–1994; LTEX–1993; TEFCA–1991; STEX–1991)	Chairman, AECOM Technology Corporation (engineering, consulting and professional technical services)	13	Capital Private Client Services Funds; Sempra Energy; SouthWest Water Company	• Service as chief executive officer for multiple international companies • Experience as an engineer • M.S., civil engineering

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Frank M. Sanchez, 67 Trustee (1999)	Principal, The Sanchez Family Corporation dba McDonald's Restaurants (McDonald's licensee)	40	None	• Senior academic leadership position • Corporate board experience • Service on advisory and trustee boards for charitable and nonprofit organizations • Ph.D., education administration and finance
Margaret Spellings, 52 Trustee (TEBF–2010; AHIM–2010; LTEX–2010; TEFCA–2010; STEX–2009)	President and CEO, Margaret Spellings & Company; Executive Vice President, National Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education - Federal Government Agency; former Assistant to the President for Domestic Policy, The White House: Federal Government, Executive Branch	40	None	• Former senior advisor to the Governor of Texas • Service on advisory and trustee boards for charitable and nonprofit organizations

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Steadman Upham, Ph.D., 61 Trustee (TEBF–2007; AHIM–2007; LTEX–2007; TEFCA–2007; STEX–2009)	President and Professor of Anthropology, The University of Tulsa	43	None	• Senior academic leadership positions for multiple universities • Service on advisory and trustee boards for educational and nonprofit organizations • Ph.D., anthropology

“Interested” trustees6,7

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the funds’ service providers also permits them to make a significant contribution to the funds’ boards.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years
Brenda S. Ellerin, 47 LTEX, STEX: President and Trustee TEBF: Senior Vice President AHIM: Vice President (TEBF–1999; AHIM–2001; LTEX–1997; STEX–2009)	Senior Vice President – Fixed Income, Capital Research and Management Company	2	None
Paul G. Haaga, Jr., 61 Vice Chairman and Trustee (TEBF–1986; AHIM–1994; LTEX–1993; TEFCA–1986; STEX–1992)	Chairman of the Board, Capital Research and Management Company; Senior Vice President – Fixed Income, Capital Research and Management Company	14	None
Neil L. Langberg, 57 TEBF: President and Trustee TEFCA: President AHIM, LTEX and STEX: Senior Vice President (TEBF–1985; AHIM–1994; LTEX–1993; TEFCA–1986; STEX–1989)	Senior Vice President – Fixed Income, Capital Research and Management Company; Vice President, Capital Guardian Trust Company*	1	None
Karl J. Zeile, 43 AHIM: President and Trustee TEBF, LTEX and TEFCA: Vice President (TEBF–2009; AHIM–2008; LTEX–2004; TEFCA–2009)	Senior Vice President – Fixed Income, Capital Research and Management Company; Vice President, Capital Guardian Trust Company*	2	None

Other officers7

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Edward B. Nahmias, 58 TEFCA: Senior Vice President AHIM and TEBF: Vice President (TEBF–2004; AHIM–1999; TEFCA–2001)	Senior Vice President – Fixed Income, Capital Research Company*
Kristine M. Nishiyama, 40 Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Vice President and Senior Counsel – Capital Bank and Trust Company*
Kimberly S. Verdick, 46 Secretary (1994)	Vice President – Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 42 TEBF and TEFCA: Treasurer AHIM, LTEX and STEX Assistant Treasurer (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
M. Susan Gupton, 37 AHIM, LTEX and STEX: Treasurer TEBF and TEFCA: Assistant Treasurer (2008)	Vice President – Fund Business Management Group, Capital Research and Management Company
Courtney R. Taylor, 35 Assistant Secretary (2006)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company

*Company affiliated with Capital Research and Management Company.

1	The term “independent” trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2
Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.

3
Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series®, Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and EndowmentsSM, which is available to certain nonprofit organizations.

4
This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.

5
The investment adviser received architectural and space management services from a company which was a subsidiary of AECOM, Inc. from 1994 to 2008. The total fees relating to this engagement for 2008 represented less than 0.1% of AECOM, Inc.’s 2008 gross revenues.

6
“Interested persons” of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter). The listed individual may not be a trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.

7	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of each fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

Fund shares owned by trustees as of December 31, 2009:

Name	Dollar range1 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation3 allocated to fund		Aggregate dollar range1,2 of independent trustees deferred compensation3 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
Lee A. Ault III4	TEBF: AHIM: LTEX: TEFCA: STEX:	None None None None None	Over $100,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A
William H. Baribault4	TEBF: AHIM: LTEX: TEFCA: STEX:	None None None None None	None	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A
Richard G. Capen, Jr.	TEBF: Over $100,000 AHIM: None LTEX: Over $100,000 TEFCA: Over $100,000 STEX: Over $100,000		Over $100,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	$50,001 – $100,000
James G. Ellis4	TEBF: 10,001 – $50,000 AHIM: 10,001 – $50,000 LTEX: 10,001 – $50,000 TEFCA: None STEX: None		Over $100,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A

Name	Dollar range1 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation3 allocated to fund		Aggregate dollar range1,2 of independent trustees deferred compensation3 allocated to all funds within American Funds family overseen by trustee
Martin Fenton	TEBF: 10,001 – $50,000 AHIM: 10,001 – $50,000 LTEX: 10,001 – $50,000 TEFCA: Over $100,000 STEX: $10,001 – $50,000		Over $100,000	TEBF: $10,001 – $50,000 AHIM: $10,001 – $50,000 LTEX: $10,001 – $50,000 TEFCA: $10,001 – $50,000 STEX: $10,001 – $50,000		Over $100,000
Leonard R. Fuller	TEBF: AHIM: LTEX: TEFCA: STEX:	None None None None None	$50,001 – $100,000	TEBF: N/A AHIM: N/A LTEX: $1 – $10,000 TEFCA: N/A STEX: $1 – $10,000		Over $100,000
W. Scott Hedrick4	TEBF: AHIM: LTEX: TEFCA: STEX:	None None None None None	None	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A
R. Clark Hooper	TEBF: : $10,001 – $50,000 AHIM: None LTEX: None TEFCA: None STEX: None		Over $100,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	Over $100,000
Merit E. Janow4	TEBF: AHIM: LTEX: TEFCA: STEX:	None None None None None	Over $100,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A

Name	Dollar range1 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1,2 of independent trustees deferred compensation3 allocated to fund		Aggregate dollar range1,2 of independent trustees deferred compensation3 allocated to all funds within American Funds family overseen by trustee
Laurel B. Mitchell4	TEBF: $1 – $10,000 AHIM: $1 – $10,000 LTEX: : $1 – $10,000 TEFCA: : $1 – $10,000 STEX: None		$10,001 –$50,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A
Richard G. Newman	TEBF: $10,001 – $50,000 AHIM: $10,001 – $50,000 LTEX: $10,001 – $50,000 TEFCA: Over $100,000 STEX: $1 – $10,000		Over $100,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A
Frank M. Sanchez	TEBF: $1 – $10,000 AHIM: $1 – $10,000 LTEX: $1 – $10,000 TEFCA: $1 – $10,000 STEX: $1 – $10,000		$10,001 – $50,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A
Margaret Spellings4	TEBF: AHIM: LTEX: TEFCA: STEX:	None None None None None	None	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	N/A
Steadman Upham4	TEBF: AHIM: LTEX: TEFCA: STEX:	None None None None None	Over $100,000	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A N/A N/A N/A	Over $100,000

Name	Dollar range1,2 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Brenda S. Ellerin	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A N/A Over $100,000 N/A Over $100,000	Over $100,000
Paul G. Haaga, Jr.	TEBF: AHIM: LTEX: TEFCA: STEX:	Over $100,000 Over $100,000 Over $100,000 Over $100,000 None	Over $100,000
Neil L. Langberg	TEBF: AHIM: LTEX: TEFCA: STEX:	Over $100,000 N/A N/A N/A N/A	Over $100,000
Karl J. Zeile	TEBF: AHIM: LTEX: TEFCA: STEX:	N/A Over $100,000 N/A N/A N/A	Over $100,000

1
Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2
N/A indicates that the listed individual, as of December 31, 2009, was not a trustee of a particular fund or did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3
Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4
Lee A. Ault III, William H. Baribault, W. Scott Hedrick and Merit E. Janow were newly elected to the boards effective January 1, 2010; James G. Ellis and Steadman Upham were elected to the STEX board in 2009. Laurel B. Mitchell was elected to the STEX and TEFCA boards in 2009, and to the TEBF, AHIM and LTEX boards effective January 1, 2010; Margaret Spellings was appointed to the STEX board in 2009, and elected to the TEBF, AHIM, LTEX and TEFCA boards effective January 1, 2010.

Trustee compensation — No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The funds typically pay each independent trustee an annual fee, which ranges from $736 to $5,160 for TEBF, $184 to $1,292 for AHIM, $192 to $1,348 for LTEX, $134 to $938 for TEFCA and $28 to $200 for STEX, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, each fund generally pays independent trustees attendance and other fees for meetings of the boards and their committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The funds and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended July 31, 2010 for AHIM, LTEX and STEX, and August 31, 2010 for TEBF and TEFCA:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
Lee A. Ault III3	TEBF AHIM LTEX TEFCA STEX	$3,847 862 883 749 217	$143,9625 140,7326
William H. Baribault3	TEBF AHIM LTEX TEFCA STEX	3,646 793 814 683 174	137,0715 131,7816
Richard G. Capen, Jr.4	TEBF AHIM LTEX TEFCA STEX	7,657 2,094 2,096 1,697 767	165,2285 161,3746
James G. Ellis3	TEBF AHIM LTEX TEFCA STEX	7,209 1,762 1,774 1,666 581	217,6445 208,1936
Martin Fenton4	TEBF AHIM LTEX TEFCA STEX	8,116 2,145 2,163 1,981 1,032	319,9945 298,7456
Leonard R. Fuller4	TEBF AHIM LTEX TEFCA STEX	5,988 1,843 1,834 1,625 900	296,6575 277,3716
W. Scott Hedrick3	TEBF AHIM LTEX TEFCA STEX	3,350 719 738 629 164	137,0715 127,7816

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
R. Clark Hooper	TEBF AHIM LTEX TEFCA STEX	5,578 1,490 1,479 1,218 561	403,4055 396,9176
Merit E. Janow3	TEBF AHIM LTEX TEFCA STEX	3,386 1,015 1,033 923 499	242,7015 233,1576
Laurel B. Mitchell3	TEBF AHIM LTEX TEFCA STEX	4,067 992 1,015 2,342 908	150,8725 146,4246
Richard G. Newman	TEBF AHIM LTEX TEFCA STEX	7,079 3,155 3,022 1,483 652	184,9415 161,2426
Frank M. Sanchez	TEBF AHIM LTEX TEFCA STEX	8,892 2,171 2,180 2,128 1,053	154,1195 149,7826

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
Margaret Spellings3	TEBF AHIM LTEX TEFCA STEX	3,350 719 738 629 3,219	156,2775 146,2376
Steadman Upham3,4	TEBF AHIM LTEX TEFCA STEX	6,073 1,802 1,786 1,525 606	240,0125 235,4326

1
Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal years ended July 31, 2009 and August 31, 2009 does not include earnings on amounts deferred in previous fiscal years.

2
Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series®, Inc., which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and EndowmentsSM, which is available to certain nonprofit organizations.

3
Lee A. Ault III, William H. Baribault, W. Scott Hedrick and Merit E. Janow were newly elected to the boards effective January 1, 2010; James G. Ellis and Steadman Upham were elected to the STEX board in 2009. Laurel B. Mitchell was elected to the STEX and TEFCA boards in 2009, and to the TEBF, AHIM and LTEX boards effective January 1, 2010; Margaret Spellings was appointed to the STEX board in 2009, and elected to the TEBF, AHIM, LTEX and TEFCA boards effective January 1, 2010.

4
Since the deferred compensation plans’ adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2010 fiscal year for participating trustees is as follows:

TEBF – Richard G. Capen, Jr. ($10,897), Martin Fenton ($60,611), Leonard R. Fuller ($39,375) and Steadman Upham ($21,629);

AHIM – Richard G. Capen, Jr. ($7,790), Martin Fenton ($25,855), Leonard R. Fuller ($12,708) and Steadman Upham ($7,087);

LTEX – Richard G. Capen, Jr. ($7,790), Martin Fenton ($37,552), Leonard R. Fuller ($17,991) and Steadman Upham ($5,772);

TEFCA – Richard G. Capen, Jr. ($7,746), Martin Fenton ($39,580), Leonard R. Fuller ($17,647) and Steadman Upham ($6,201), and

STEX – Martin Fenton ($16,447), Leonard R. Fuller ($498) and Steadman Upham ($618).

Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the trustees.

5	For the fiscal year ended July 31, 2010.

6	For the fiscal year ended August 31, 2010.

As of October 1, 2010, the officers and trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Fund organization and the board of trustees — Each fund, is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30, 1986, respectively. Each fund was reorganized as a Delaware statutory trust on November 1, 2010. American Funds Short-Term Tax-Exempt Bond Fund was organized as The Tax-Exempt Money Fund of America, a Massachusetts business trust, on December 5, 1988, and was reorganized as a Delaware statutory trust on August 7, 2009. All fund operations are supervised by the funds’ boards of trustees (“board”) which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to each fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.

The funds have several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in each fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.  In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

Each fund’s declaration of trust and by-laws as well as separate indemnification agreements with independent trustees provide in effect that, subject to certain conditions, each fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders of a fund may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office with the fund and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of each fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees of the fund when requested in writing to do so by the record holders of at least 10% of such fund’s outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the funds within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

Risk oversight — Day-to-day management of the funds, including risk management, is the responsibility of the funds’ contractual service providers, including the funds’ investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the funds’ operations, including the processes and associated risks relating to the funds’ investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the funds’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the funds’ investments and trading. The board also receives compliance reports from the funds’ and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the funds’ board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the funds’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the funds’ transfer agency services.

Not all risks that may affect the funds can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the funds’ objectives. As a result of the foregoing and other factors, the ability of the funds’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The funds have an audit committee comprised of Richard G. Capen, Jr.; Laurel B. Mitchell; Frank M. Sanchez; and Steadman Upham, none of whom is an “interested person” of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds’ accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds’ principal service providers. The committee acts as a liaison between the funds’ independent registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2010 fiscal year for TEBF and TEFCA, and five audit committee meetings were held during the 2010 fiscal year for AHIM, LTEX and STEX.

The funds have a contracts committee comprised of Lee A. Ault III; William H. Baribault; Richard G. Capen, Jr.; James G. Ellis; Martin Fenton; Leonard R. Fuller; W. Scott Hedrick; R. Clark Hooper; Merit E. Janow; Laurel B. Mitchell; Richard G. Newman; Frank M. Sanchez; Margaret Spellings; and Steadman Upham, none of whom is an “interested person” of the funds within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. Two contracts committee meetings were held for STEX and one contracts committee meeting was held for TEBF, AHIM, LTEX and TEFCA during the 2010 fiscal year.

The funds have a nominating and governance committee comprised of Lee A. Ault III, William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Laurel B. Mitchell, none of whom is an “interested person” of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as each board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the funds, addressed to the funds’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Each fund’s nominating and governance committee held two meetings during the 2010 fiscal year.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the funds’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, other American Funds, Endowments and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and provide guidance with respect to the Principles.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B Class C Class F-1	20.16% 19.57 5.69 39.86
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C	11.69 12.56 10.14
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	9.49 9.36 12.22 19.78 15.33
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class B Class C Class F-2	8.56 12.89 21.62
Citigroup Global Markets, Inc. Omnibus Account New York, NY	Record	Class C Class F-1	5.10 6.57
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	5.45
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	7.88
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-2	6.71

American High-Income Municipal Bond Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B Class C Class F-2	24.57% 24.11 6.67 5.35
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C Class F-1	10.47 12.52 12.52 6.85
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	8.80 10.28 11.47 16.84 9.19
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class B Class C Class F-2	8.59 9.67 12.98
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1	12.79
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	12.15
NFS, LLC FEBO Commerce National Bank Dallas, TX	Record Beneficial	Class F-2	8.75
Capital Group Private Client Services Account #1 Quincy, MA	Record	Class F-2	7.21
Capital Group Private Client Services Account #2 Quincy, MA	Record	Class F-2	6.18

Limited Term Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B	16.20% 16.89
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C Class F-1	12.70 10.03 10.58 10.70
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	10.25 8.69 14.85 20.02 6.17
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class A Class B Class C Class F-2	5.89 11.89 19.07 13.38

Name and address	Ownership	Ownership percentage
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class A Class F-1	5.15 14.14
Capital Group Private Client Services Account Quincy, MA	Record	Class F-2	16.15

The Tax-Exempt Fund of California

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B	13.02% 10.54
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C	9.48 11.49 13.19
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1	8.34 8.63 8.67 23.24
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class A Class B Class C Class F-2	6.92 11.09 22.62 22.97
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class A Class C Class F-1	5.89 6.44 19.61
Citigroup Global Markets, Inc. Omnibus Account New York, NY	Record	Class A Class F-1	5.02 5.22
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2	9.38 25.83
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1	7.58
Capital Group Private Client Services Account Quincy, MA	Record	Class F-2	7.82
TD Ameritrade, Inc. FEBO Individual Investors Omaha, NE	Record	Class F-2	5.55

American Funds Short-Term Tax-Exempt Bond Fund

Name and address	Ownership	Ownership percentage
Trust Account Los Angeles, CA	Beneficial	Class A	10.37%
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class F-1	8.69 46.76
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A	8.11
Pershing, LLC Jersey City, NJ	Record	Class F-1 Class F-2	18.78 11.40
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1	11.79
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	34.37
Capital Group Private Client Services Account Quincy, MA	Record	Class F-2	13.26
NFS, LLC FEBO Trust Account La Grange, IL	Record Beneficial	Class F-2	11.43
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-2	8.32

Unless otherwise noted, references in this statement of additional information to Class F shares refer to both Class F-1 and F-2 share classes.

Investment adviser — Capital Research and Management Company, the funds’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds’ board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The funds’ shareholders approved this arrangement at a meeting of the funds’ shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus:

The Tax-Exempt Bond Fund of America — Lipper General Municipal Debt Funds Average and Barclays Capital Municipal Bond Index;

American High-Income Municipal Bond Fund — Lipper High Yield Municipal Debt Funds Average, Barclays Capital Municipal Bond Index and Barclays Capital Municipal High Yield Index;

Limited Term Tax-Exempt Bond Fund of America — Lipper Intermediate Municipal Debt Funds Average and Barclays Capital Municipal Short-Intermediate (1-10 Year) Index;

The Tax-Exempt Fund of California — Lipper California Municipal Debt Funds Average and Barclays Capital California Municipal Index; and

American Funds Short-Term Tax-Exempt Bond Fund — Barclays Capital Municipal Short (1-5 Year) Index and Lipper Short Municipal Debt Funds Average.

Portfolio counselor fund holdings and other managed accounts — As described below, portfolio counselors may personally own shares of the funds. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of July 31, 2010 for AHIM, LTEX and STEX, and August 31, 2010 for TEBF and TEFCA:

Portfolio counselor	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)3	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)4
The Tax-Exempt Bond Fund of America
Brenda S. Ellerin	$100,001 – $500,000	4	$6.6	None	None
Neil L. Langberg	$100,001 – $500,000	5	$8.2	None	None
Karl J. Zeile	$500,001 – $1,000,000	3	$5.1	None	None
American High-Income Municipal Bond Fund
Brenda S. Ellerin	$100,001 – $500,000	4	$13.9	None	None
Neil L. Langberg	$100,001 – $500,000	5	$15.5	None	None
Karl J. Zeile	$500,001 – $1,000,000	3	$12.4	None	None
Limited Term Tax-Exempt Bond Fund of America
Brenda S. Ellerin	$500,001 – $1,000,000	4	$13.8	None	None
Neil L. Langberg	$100,001 – $500,000	5	$15.4	None	None
The Tax-Exempt Fund of California
Neil L. Langberg	$100,001 – $500,000	5	$16.4	None	None
Edward B. Nahmias	$500,001 – $1,000,000	1	$0.9	None	None
Karl J. Zeile	$100,001 – $500,000	3	$13.3	None	None
American Funds Short-Term Tax-Exempt Bond Fund
Brenda S. Ellerin	$100,001 – $500,000	4	$16.1	None	None
Neil L. Langberg	$100,001 – $500,000	5	$17.7	None	None

1	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2
Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

3
Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4
Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreements (the “Agreements”) between each of the funds and the investment adviser will continue in effect until March 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act). In addition, the Agreements provide that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the funds’ board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds’ executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds’ offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

The Tax-Exempt Bond Fund of America: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.15	3,000,000,000	6,000,000,000
0.13	6,000,000,000	10,000,000,000
0.12	10,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333	8,333,333
2.00	8,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended August 31, 2010, 2009 and 2008, the investment adviser was entitled to receive from the fund management fees of $23,826,000, $21,114,000 and $19,191,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $20,434,000 (a reduction of $680,000) and $17,272,000 (a reduction of $1,919,000) for the fiscal years ended August 31, 2009 and 2008, respectively.

American High-Income Municipal Bond Fund: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.15	3,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2010, 2009 and 2008, the investment adviser was entitled to receive from the fund management fees of $8,069,000, $7,060,000 and $7,588,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $6,758,000 (a reduction of $302,000) and $6,829,000 (a reduction of $759,000) for the fiscal years ended July 31, 2009 and 2008, respectively.

Limited Term Tax-Exempt Bond Fund of America: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.18	60,000,000	1,000,000,000
0.15	1,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2010, 2009 and 2008, the investment adviser was entitled to receive from the fund management fees of $6,503,000, $4,564,000 and $3,254,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $4,402,000 (a reduction of $162,000) and $2,929,000 (a reduction of $325,000) for the fiscal years ended July 31, 2009 and 2008, respectively.

The Tax-Exempt Fund of California: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Monthly gross investment income

Rate	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended August 31, 2010, 2009 and 2008, the investment adviser was entitled to receive from the fund management fees of $5,540,000, $5,607,000 and $6,069,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $5,412,000 (a reduction of $195,000) and $5,462,000 (a reduction of $607,000) for the fiscal years ended August 31, 2009 and 2008, respectively.

American Funds Short-Term Tax-Exempt Bond Fund: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

Net asset level

Rate	In excess of	Up to
0.39%	$ 0	$ 200,000,000
0.37	200,000,000	600,000,000
0.33	600,000,000	1,200,000,000
0.29	1,200,000,000

For the fiscal years ended July 31, 2010 and 2009 and September 30, 2008, the investment adviser was entitled to receive from the fund management fees of $1,496,000, $2,859,000 and $2,915,000, respectively. After giving effect to the management fee waiver and reimbursement described below, the fund paid the investment adviser management fees of $1,138,000 (a reduction of $358,000), $2,763,000 (a reduction of $96,000) and $2,623,000 (a reduction of $292,000) for the fiscal years ended July 31, 2010 and 2009 and September 30, 2008, respectively.

Fee waiver — For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009. In addition, the investment adviser agreed to waive a portion of its management fees that it was otherwise entitled to receive under the Agreements for AHIM and LTEX during those funds’ 2004 fiscal years. STEX also received a reimbursement of management fees during the fiscal year ended July 31, 2010, in the amount of $358,000.

Administrative services agreement — The Administrative Services Agreement (the "Administrative Agreement") between each fund and the investment adviser relating to the funds’ Class C and F shares will continue in effect until March 31, 2011, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the relevant fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds’ Class C and F shares. The investment adviser may contract with third parties, including American Funds Service Company®, the funds’ Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the funds’ applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between each fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2010 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

		Administrative services fee
TEBF	Class C	$326,000
	Class F-1	1,526,000
	Class F-2	263,000
AHIM	Class C	137,000
	Class F-1	229,000
	Class F-2	51,000
LTEX	Class C	56,000
	Class F-1	111,000
	Class F-2	149,000
TEFCA	Class C	77,000
	Class F-1	124,000
	Class F-2	68,000
STEX	Class F-1	3,000
	Class F-2	8,000

STEX did not offer Class B or C shares in the 2010 fiscal year and is not currently offering B and C shares.

Principal Underwriter and plans of distribution — American Funds Distributors,® Inc. (the “Principal Underwriter”) is the principal underwriter of each fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251 and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the funds’ shares, as follows:

•
For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

•
For Class B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

•	For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the funds reimburse the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B shares prior to April 21, 2009. The funds also reimburse the Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class A1	2010	TEBF AHIM LTEX TEFCA STEX	$2,556,000 809,000 857,000 340,000 83,000	TEBF AHIM LTEX TEFCA STEX	$9,769,000 3,079,000 3,418,000 1,329,000 322,000
	2009	TEBF AHIM LTEX TEFCA	2,587,000 709,000 536,000 350,000	TEBF AHIM LTEX TEFCA	9,647,000 2,595,000 2,022,000 1,264,000
	2008	TEBF AHIM LTEX TEFCA	2,871,000 835,000 276,000 575,000	TEBF AHIM LTEX TEFCA	10,880,000 3,170,000 1,090,000 2,197,000
Class B2	2010	TEBF AHIM LTEX TEFCA	3,000 2,000 156 368	TEBF AHIM LTEX TEFCA	— — — —
	2009	TEBF AHIM LTEX TEFCA	24,000 8,000 1,000 1,000	TEBF AHIM LTEX TEFCA	167,000 67,000 3,000 18,000
	2008	TEBF AHIM LTEX TEFCA	33,000 17,000 1,000 12,000	TEBF AHIM LTEX TEFCA	278,000 107,000 1,000 75,000
Class C2	2010	TEBF AHIM LTEX TEFCA	84,000 8,000 85,000 —	TEBF AHIM LTEX TEFCA	1,036,000 352,000 — 171,000
	2009	TEBF AHIM LTEX TEFCA	30,000 2,000 42,000 72,000	TEBF AHIM LTEX TEFCA	971,000 295,000 22 125,000
	2008	TEBF AHIM LTEX TEFCA	0 — 18,000 56,000	TEBF AHIM LTEX TEFCA	939,000 314,000 — 255,000

1	STEX was a money market fund during its 2009 and 2008 fiscal years and, therefore, the Principal Underwriter did not have commissions to disclose.

2	STEX does not currently offer Class B and C shares.

Plans of distribution — Each of the funds has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the funds to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of each fund. As none of the funds have adopted a Plan for Class F-2, no 12b-1 fees are paid from Class F-2 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to 0.25% of TEBF’s, AHIM’s, LTEX’s and TEFCA’s average daily net assets and 0.15% of STEX’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. TEBF and TEFCA may annually expend up to 0.25%, AHIM and LTEX may annually expend up to 0.30% and STEX may annually expend up to 0.15% for Class A shares under the applicable Plan.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales Charges" section of this statement of additional information document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of the funds’ most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $6,134,000 or 0.08% of Class A net assets for TEBF, $3,198,000 or 0.12% of Class A net assets for LTEX and $916,000 or 0.06% of Class A net assets for TEFCA.

Class B — The Plans for Class B shares provide for payments to the Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Class C — The Plans for Class C shares provide for payments to the Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses.

Class F-1 — The Plans for Class F-1 shares provide for payments to the Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses. The funds may annually expend up to 0.50% for Class F-1 shares under the applicable Plan with the approval of the board of trustees.During the 2010 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

	12b-1 expenses		12b-1 unpaid liability outstanding
Class A	TEBF AHIM LTEX TEFCA STEX	$18,661,000 5,247,000 6,115,000 3,407,000 569,000	TEBF AHIM LTEX TEFCA STEX	$3,117,000 620,000 539,000 612,000 57,000
Class B	TEBF AHIM LTEX TEFCA	922,000 400,000 229,000 135,000	TEBF AHIM LTEX TEFCA	90,000 36,000 21,000 14,000
Class C	TEBF AHIM LTEX TEFCA	4,379,000 1,483,000 778,000 1,099,000	TEBF AHIM LTEX TEFCA	840,000 215,000 125,000 214,000
Class F-1	TEBF AHIM LTEX TEFCA STEX	2,943,000 429,000 276,000 266,000 8,000	TEBF AHIM LTEX TEFCA STEX	673,000 78,000 50,000 72,000 2,000

STEX did not offer Class B or C shares during the 2010 fiscal year and is not currently offering B and C shares.

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full boards of trustees and separately by a majority of the independent trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the funds are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the funds include quality shareholder services, savings to the funds in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the boards of trustees and the Plans must be renewed annually by the boards of trustees.

A portion of the funds’ 12b-1 expense is paid to financial advisers to compensate them for providing ongoing services. If you have questions regarding your investment in the funds or need assistance with your account, please contact your financial adviser. If you need a financial adviser, please call American Funds Distributors at (800) 421-4120 for assistance.

Reimbursement of certain expenses — Due to low short-term interest rates, the investment adviser has reimbursed expenses for STEX’s Class A shares. For the year ended July 31, 2010, the fees reimbursed by the investment adviser for Class A shares was $103,000.

Other compensation to dealers — As of July 2010, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC
Cadaret, Grant & Co., Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
Multi-Financial Securities Corporation
Primevest Financial Services, Inc.
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Genworth Financial Securities Corporation
H. Beck, Inc.
Hefren-Tillotson, Inc.
HTK / Janney Montgomery Group
Hornor, Townsend & Kent, Inc.
Janney Montgomery Scott LLC
ING Financial Partners, Inc.
Transamerica Financial Advisors, Inc.
J. J. B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
Chase Investment Services Corp.
J.P. Morgan Securities Inc.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
Associated Securities Corp.
LPL Financial Corporation
Mutual Service Corporation
Uvest Investment Services
Waterstone Financial Group, Inc.
Merrill Lynch Banc of America
Banc of America Investment Services, Inc.
Banc of America Securities LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Metlife Enterprises
Metlife Securities Inc.
Nathan & Lewis Securities, Inc.
New England Securities
Tower Square Securities, Inc.
Walnut Street Securities, Inc.
MML Investors Services, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney LLC
National Planning Holdings Inc.
Invest Financial Corporation
Investment Centers of America, Inc.

National Planning Corporation
SII Investments, Inc.
NFP Securities, Inc.
Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PFS Investments Inc.
PNC Bank, National Association
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC Capital Markets Corporation
Robert W. Baird & Co. Incorporated
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sentra Securities Corporation
Spelman & Co., Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Wells Fargo Network
A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
Captrust Financial Advisors
First Clearing LLC
First Union Securities Financial Network, Inc.
Southtrust Securities, Inc.
Wachovia Securities, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Investment Services Group
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors Private Client Group
Wells Fargo Investments, LLC

 Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the funds’ portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the funds’ portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The funds do not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the funds and other funds and accounts that it advises; however, not all such services will necessarily benefit the funds.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the funds and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the funds incur any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the funds’ portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds’ portfolio transactions.

The Tax-Exempt Bond Fund of America — No brokerage commissions were paid on portfolio transactions for the 2010 and 2009 fiscal years. Brokerage commissions of less than $1,000 were paid on portfolio transactions for the 2008 fiscal year.

American High-Income Municipal Bond Fund — No brokerage commissions were paid on portfolio transactions for the 2010, 2009 and 2008 fiscal years.

Limited Term Tax-Exempt Bond Fund of America — No brokerage commissions were paid on portfolio transactions for the 2010, 2009 and 2008 fiscal years.

The Tax-Exempt Fund of California — No brokerage commissions were paid on portfolio transactions for the 2010, 2009 and 2008 fiscal years.

American Funds Short-Term Tax-Exempt Bond Fund — No brokerage commissions were paid on portfolio transactions for the 2010, 2009 and 2008 fiscal years.

 Disclosure of portfolio holdings

The funds’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the funds’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The funds’ custodian, outside counsel and auditors, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds, including officers of the funds and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the funds, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds’ portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the funds or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the funds has a separately calculated net asset value (and share price). The funds will not calculate net asset values on days the New York Stock Exchange is closed for trading.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. New York time from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The funds’ investment adviser performs certain checks on these prices prior to calculation of the funds’ net asset value. Where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the funds’ shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the funds’ board. Subject to board oversight, the funds’ board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds’ investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

 Taxes and distributions

Fund taxation — Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which each fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

To avoid federal excise taxes, the Code requires each fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

Dividends and capital gain distributions

Dividends — By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends (“exempt-interest dividends”) are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Capital gain distributions — Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a fund have been held by the shareholder.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

Shareholder taxation — Distributions by each fund result in a reduction in the net asset value of each fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder’s individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund’s dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

 Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial adviser — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds
12711 North Meridian Street
Carmel, IN 46032-9181

American Funds
5300 Robin Hood Rd.
Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank
ABA Routing No. 121000248
Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:
American Funds Service Company
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

Other purchase information — The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The funds and the Principal Underwriter reserve the right to reject any purchase order.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

•	Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and

•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the funds’ minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds’ distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, converting into a different share class or not converting. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds’ “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios. Class B and C shares are not currently offered by STEX.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at 800/421-0180 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

 Sales charges

Class A purchases

Purchases by certain 403(b) plans

Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)
current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law , and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3)
currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the funds’ IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by each fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

 Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•
individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

•	SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•
trust accounts established by you or your immediate family ( for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts );

•	endowments or foundations established and controlled by you or your immediate family; or

•
CollegeAmerica® accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

•
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

•
for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

•	for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class B shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California if your combined American Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•
Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•
Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

 Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

 Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2)if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under “General information — fund numbers”), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — Each fund’s declaration of trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the funds may from time to time adopt.

While payment of redemptions normally will be in cash, each fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the funds’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The funds do not issue share certificates.

 General information

Custodian of assets — Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds’ portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer Agent — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee by TEBF, AHIM, LTEX, TEFCA and STEX of $1,835,000, $824,000, $428,000, $269,000 and $143,000, respectively, for Class A shares, and $25,000, $17,000, $5,000 and $3,000, for TEBF, AHIM, LTEX and TEFCA, respectively, for Class B shares for the 2010 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management Company and from the relevant share class, as described under “Administrative services agreement.”

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF, AHIM, LTEX and STEX. Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm, provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP, independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the funds and for independent trustees in their capacities as such. Counsel does not provide legal services to the funds’ investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the funds’ counsel will be made at least annually by the independent trustees of the funds, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fiscal year end for TEBF and TEFCA is August 31. The fiscal year end for AHIM, LTEX and STEX is July 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the funds’ investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of each fund’s current prospectus at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. Shareholders may also access each fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. Annual financial statements for TEBF, AHIM, LTEX and STEX are audited by their independent registered public accounting firm, PricewaterhouseCoopers LLP and TEFCA’s annual financial statements are audited by its independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The funds and Capital Research and Management Company and its affiliated companies, including each fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

Legal proceedings — On February 16, 2005, the NASD (now the Financial Industry Regulatory Authority or FINRA) filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA’s National Adjudicatory Council affirmed the decision by FINRA’s Hearing Panel. The Principal Underwriter has appealed this decision to the U.S. Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

The Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — August 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.53
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$13.02

American High-Income Municipal Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$13.97
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$14.51

Limited Term Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.78
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$16.18

The Tax-Exempt Fund of California

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — August 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$16.63
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$17.28

American Funds Short-Term Tax-Exempt Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2010

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.20
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.46

Other information — The funds reserve the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the reports of the fund’s independent registered public accounting firms contained in the annual reports, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use with our automated phone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	02	202	302	402	602
American Balanced Fund®	11	211	311	411	611
American Mutual Fund®	03	203	303	403	603
Capital Income Builder®	12	212	312	412	612
Capital World Growth and Income FundSM	33	233	333	433	633
EuroPacific Growth Fund®	16	216	316	416	616
Fundamental InvestorsSM	10	210	310	410	610
The Growth Fund of America®	05	205	305	405	605
The Income Fund of America®	06	206	306	406	606
International Growth and Income FundSM	34	234	334	434	634
The Investment Company of America®	04	204	304	404	604
The New Economy Fund®	14	214	314	414	614
New Perspective Fund®	07	207	307	407	607
New World Fund®	36	236	336	436	636
SMALLCAP World Fund®	35	235	335	435	635
Washington Mutual Investors FundSM	01	201	301	401	601
Bond funds
American Funds Mortgage Fund SM	42	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund SM	39	239	339	439	639
American Funds Tax-Exempt Fund of New York SM	41	241	341	441	641
American High-Income Municipal Bond Fund®	40	240	340	440	640
American High-Income TrustSM	21	221	321	421	621
The Bond Fund of AmericaSM	08	208	308	408	608
Capital World Bond Fund®	31	231	331	431	631
Intermediate Bond Fund of America®	23	223	323	423	623
Limited Term Tax-Exempt Bond Fund of AmericaSM	43	243	343	443	643
Short-Term Bond Fund of AmericaSM	48	248	348	448	648
The Tax-Exempt Bond Fund of America®	19	219	319	419	619
The Tax-Exempt Fund of California®*	20	220	320	420	620
The Tax-Exempt Fund of Maryland®*	24	224	324	424	624
The Tax-Exempt Fund of Virginia®*	25	225	325	425	625
U.S. Government Securities FundSM	22	222	322	422	622
Money market funds
American Funds Money Market Fund®	059	259	359	459	659
___________

*Qualified for sale only in certain jurisdictions.

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s
Municipal long-term rating definitions

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa
Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s

Long-term issue credit ratings

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Description of note ratings

Moody’s
Municipal short-term debt ratings

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s
Short-term issue credit ratings

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Description of commercial paper ratings

Moody's
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

..

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

July 31, 2010

Bonds & notes — 92.73%	Principal amount (000)	Value (000)

ALABAMA — 0.40%
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	$1,000	$1,060
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	5,000	5,543
Public School and College Auth., Capital Improvement Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,310
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2017	1,160	1,283
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2015	500	551
		10,747

ALASKA — 0.28%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	1,800	1,882
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	3,310	3,433
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, National insured, 4.00% 2011	1,000	1,022
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,089
		7,426

ARIZONA — 2.46%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power
Cooperative, Inc. Project), Series 1994-A, AMT, 1.48% 20241	3,000	3,000
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,239
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.28% 2042 (put 2015)1	4,000	3,533
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.13% 2042 (put 2015)1	4,000	3,557
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,084
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,287
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	548
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,280
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,176
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,611
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,339
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,195
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011 (escrowed to maturity)	1,345	1,387
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,216
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,704
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	453	480
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	840	859
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2012	1,250	1,283
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	1,024
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,273
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,746
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,512
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,661
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,329
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,194
		65,517

CALIFORNIA — 9.99%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,511
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	8,150	8,299
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,002
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated
Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	1,070	1,091
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco
Asset Securitization Corp.), Series 2002, 4.75% 2019	445	437
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	485	494
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	710
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2016	800	904
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2017	1,130	1,278
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2016	1,000	1,141
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2017	1,000	1,142
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,165
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,602
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,477
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,707
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,134
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	80	83
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	920	945
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,088
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,500	1,582
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	1,175	1,234
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	567
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	574
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	713
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,792
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,318
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2016	1,255	1,283
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, National insured, 5.25% 2013	1,045	1,157
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,912
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,161
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,347
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,285
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2014	1,370	1,536
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds,
Series 2003-A, Subseries A-1, National insured, 5.00% 2015	2,500	2,761
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,843
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	2,500	2,953
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2017	5,000	5,927
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,944
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-A, 5.00% 2021	2,500	2,855
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,575	1,746
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,781
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (State of California Dept. of General Services Lease),
Series 1993-A, National insured, 5.625% 2011	1,180	1,209
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	3,971
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	1,730	1,644
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-D, 5.00% 2038 (put 2013)	2,000	2,166
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.957% 20171	2,500	2,033
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2019	1,000	1,107
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2020	2,000	2,180
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2021	1,000	1,078
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	1,000	1,046
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2012	2,000	2,135
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,431
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,120
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,900	2,134
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT,
National insured, 5.35% 2016	13,000	13,473
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,410
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	4,389
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2014	1,020	1,112
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,500
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,855
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,898
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.50% 2019 (put 2012)	2,000	2,134
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.75% 2019 (put 2011)	3,300	3,415
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2010-C-E, 5.00% 2020	1,250	1,424
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,716
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.00% 2014	4,380	4,810
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,474
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,587
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,047
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2019	2,500	2,892
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,730	2,784
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	1,023
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2016	3,750	4,203
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,230
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	5,000	5,489
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,374
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2013	1,750	1,904
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2014	1,975	2,186
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.00% 2018	2,500	2,695
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,479
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,263
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2014	1,000	1,074
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,697
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	2,500	2,937
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-4, 5.00% 2016	1,000	1,166
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2017	9,500	11,082
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2019	5,000	5,890
		266,347

COLORADO — 2.11%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,308
City and County of Denver, Airport System Rev. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2015	1,000	1,124
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2013	2,000	2,223
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	5,300	6,021
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4,
Subseries 2008-A2-A4, AMT, 5.25% 2032 (put 2011)	5,000	5,156
City and County of Denver, Airport System Rev. Bonds, Series 2010-A, 5.00% 2021	3,000	3,358
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC-National insured, 5.00% 2012	1,500	1,632
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012 (escrowed to maturity)	4,000	4,390
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,532
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,370
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2010	1,000	1,005
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,139
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	491
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,162
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,922
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,067
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-8, 4.10% 2036 (put 2011)	5,000	5,182
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	3,975
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,005	1,029
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	504
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,397
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,209
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	280	307
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	480	519
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2015	1,170	1,197
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2016	1,055	1,058
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,073
		56,350

CONNECTICUT — 0.63%
G.O. Bonds, Series 2007-C, 5.00% 2016	2,500	2,947
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	730	779
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,933
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,047
		16,706

DELAWARE — 0.39%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project),
Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,025
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	2,360	2,546
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2009-A-1, 5.45% 2040	1,980	2,182
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2016	3,000	3,549
		10,302

DISTRICT OF COLUMBIA — 1.71%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,098
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	1,000	1,116
Convention Center Auth., Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,808
Convention Center Auth., Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,458
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,027
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	6,000	6,890
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,348
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,206
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,987
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,704
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,538
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2025	3,000	3,116
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,160
		45,456

FLORIDA — 9.88%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,123
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,124
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,150
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	3,000	3,076
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,766
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	7,000	7,420
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	4,250	4,497
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,089
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,098
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,160
Board of Education, Capital Outlay Ref. Bonds, Series 2005-B, 5.00% 2017	5,000	5,693
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	4,050
Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,037
Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,151
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,403
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,609
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,292
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,674
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,130	2,106
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2002-B, AMT,
Assured Guaranty Municipal insured, 5.25% 2019	4,925	5,072
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,299
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2016	2,000	2,227
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,888
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,000	1,013
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	176
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	168
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	35
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,219
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,157
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	970	1,087
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2016	3,085	3,275
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2018	2,000	2,091
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2010	2,905	2,922
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,335
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2002, 5.10% 2013	2,350	2,495
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	6,275	6,579
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,495
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,275
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,250	1,363
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	795	821
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	740	758
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	2,245	2,453
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	995	1,103
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.25% 2012	1,000	1,065
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	2,000	2,157
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	9,500	10,302
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,059
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	3,000	3,239
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	2,000	2,065
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,015
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,000	1,016
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,040	2,022
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	4,245	4,181
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,455	2,399
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,760
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,453
Lee County, Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, National insured, 5.25% 2010	2,000	2,011
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,651
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,842
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,457
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,262
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,451
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.75% 2022	1,500	1,685
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.50% 2018	3,580	4,101
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.75% 2021	2,000	2,274
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	6,075	6,711
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2013	3,560	3,857
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	2,700	2,831
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds, Series 2009-A, Assured Guaranty insured, 3.50% 2013	1,000	1,052
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,884
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,486
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,235
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,416
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,870
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,318
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,792
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,780
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,842
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	3,500	3,979
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-B, 5.00% 2023	1,250	1,399
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2019	1,500	1,770
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (put 2011)	1,500	1,566
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,655
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,505
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,835
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2016	4,825	5,631
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,214
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,315
		263,234

GEORGIA — 3.07%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2012	2,000	2,168
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 4.95% 2048 (put 2011)	5,000	5,135
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	1,350	1,422
DeKalb County Hospital Auth., Rev. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 5.25% 2020	8,750	8,991
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2014	1,215	1,198
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,000	2,151
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,626
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,728
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,563
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,054
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	204
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds (Third Indenture Series), Ref.
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,721
Municipal Electric Auth., Project One Bonds, Series 1998-A, National insured, 5.25% 2013	1,000	1,101
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	16,000	19,025
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,560
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,075
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,154
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.10% 2014	1,000	1,063
		81,939

GUAM — 0.08%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,040
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,033
		2,073

HAWAII — 0.95%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	8,080	8,804
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,804
G.O. Bonds, Series DQ, 5.00% 2016	2,045	2,423
G.O. Ref. Bonds, Series 2009-DT, 5.00% 2016	3,000	3,575
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	542
Harbor System Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,110
Hawai’i Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2016	450	476
Hawai’i Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2017	450	472
Hawai’i Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2018	500	520
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,158
City and County of Honolulu, G.O. Bonds, Series 2007-B, Assured Guaranty Municipal insured, 5.25% 2016	2,000	2,394
		25,278

IDAHO — 0.35%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,440
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-C-2, AMT, 5.25% 2011	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	45	46
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	30	30
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	250	252
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	945	948
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	640	639
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	550	558
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,460	1,412
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	830	802
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,055	1,046
		9,213

ILLINOIS — 7.01%
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,829
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2016	1,000	1,134
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2020	1,000	1,126
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	507	487
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	672	645
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307
Guideway Modernization Formula Funds), Assured Guaranty insured, 5.00% 2019	5,500	5,969
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5309
Guideway Modernization Formula Funds), Series 2008-A, 5.25% 2017	3,000	3,409
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,377
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, National insured, 5.00% 2018	2,000	2,287
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	6,500	6,547
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2003-E, AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,144
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,248
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,677
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	3,000	3,366
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2016	1,250	1,376
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2019	1,000	1,093
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,381
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2014	4,500	5,072
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,688
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,873
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,200
Educational Facs. Auth., Rev. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,505
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,614
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,400	1,582
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	4,107
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	751
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,538
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,120
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,129
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,091
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	940	991
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,400
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,438
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,368
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,309
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-B, 5.00% 2017	2,130	2,350
Fin. Auth., Rev. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,625
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,957
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	3,019
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)1	2,820	2,846
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,746
Fin. Auth., Rev. Ref. Bonds (NorthShore University HealthSystem), Series 2010, 5.00% 2021	1,765	1,920
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,815
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,385
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,048
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,396
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	4,575	5,162
G.O. Ref. Bonds, Series of February 2010, 5.00% 2022	5,000	5,298
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,523
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,017
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	1,000	1,001
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,035
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,055
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,292
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	875	929
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	805	861
Housing Dev. Auth., Housing Bonds, Series K, 4.20% 2014	135	145
Housing Dev. Auth., Housing Bonds, Series K, 4.25% 2015	140	150
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,243
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,454
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A,
Assured Guaranty Municipal insured, 5.50% 2015	9,825	11,499
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2019	3,000	3,341
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,271
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,244
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,630
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,817
		186,945

INDIANA — 3.00%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2016	1,320	1,365
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,772
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2018	3,000	3,608
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,221
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2012	1,650	1,728
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,150
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,500	1,636
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,181
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,108
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011	1,420	1,503
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 5.00% 2027 (put 2013)	3,000	3,298
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	1,965	1,992
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011 (escrowed to maturity)	220	235
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,264
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,180
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,186
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,189
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	21,820
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,193
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,709
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,480
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,452
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,246
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1994-B, National insured, 5.20% 2013	1,000	1,073
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,229
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2017	2,250	2,667
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,578
		80,063

IOWA — 0.20%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,089
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,301
Fin. Auth., Demand Health Facs. Rev. Bonds, Series 2009-F, 5.00% 2039 (put 2012)	1,000	1,067
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	880	959
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,000	1,053
		5,469

KANSAS — 0.28%
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,150	1,287
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2022	1,750	1,889
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2016	1,270	1,247
City of Olathe, Health Facs. Rev. Bonds (Olathe Medical Center), Series 2008-A, 4.125% 2037 (put 2013)	2,850	2,945
		7,368

KENTUCKY — 0.88%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1, National insured, 5.00% 2015	2,500	2,915
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010	100	101
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000, 6.125% 2010 (escrowed to maturity)	50	50
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,239
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	2,000	2,241
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2018	2,250	2,517
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,395
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,886
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal insured, 5.00% 2018	2,500	2,916
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,203
		23,463

LOUISIANA — 1.13%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,633
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,230
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted - 202 Elderly Projects),
Series 2006-A, 4.75% 2031	3,575	3,556
Military Dept., Custodial Receipts, 5.00% 2014	870	959
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,914
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,000	2,151
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,239
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,116
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,259
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,298
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,173
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	3,685	3,710
		30,238

MAINE — 0.06%
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,678

MARYLAND — 0.54%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	805	817
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,695	1,768
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2010	1,755	1,758
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,845
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,675
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.30% 2011	285	290
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	1,275	1,339
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	3,162
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series A, 5.00% 2016	680	739
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series A, 5.00% 2016 (preref. 2013)	820	918
		14,311

MASSACHUSETTS — 1.32%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,092
Dev. Fin. Agcy., Rev. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	2,123
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,200
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,157
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,481
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue), Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,523
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,422
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-2, 4.10% 2037 (put 2012)	1,350	1,409
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,610
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 5.25% 2015	2,500	2,968
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	3,000	3,498
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2018	3,000	3,682
Port Auth., Special Facs. Rev. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National insured, 5.00% 2015	1,000	1,102
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,907
		35,174

MICHIGAN — 3.64%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	1,000	1,012
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,500	4,745
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,744
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,269
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	5,500	5,655
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds, Series XVII-F, AMT, AMBAC insured, 4.45% 2010	2,000	1,997
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,137
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,076
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital), Series 1984-A,
AMBAC insured, 6.00% 2011 (escrowed to maturity)	1,250	1,327
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,323
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,693
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,239
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2013	2,000	2,171
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2007-B, AMBAC insured, 5.00% 2015	1,000	1,051
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Ref. Series 2002, 5.50% 2015	3,315	3,961
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	6,933
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	5,200	5,911
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,426
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,094
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	1,000	1,022
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,523
State Hospital Fin. Auth., Project Rev. and Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,241
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,500
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2004, 1.00% 2013 (put 2010)	2,500	2,500
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,849
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	4,450	3,913
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC-National insured, 5.25% 2011	2,530	2,623
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,872
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,206
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,736
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds, Series 2009,
Assured Guaranty insured, 3.00% 2011	1,305	1,343
		97,092

MINNESOTA — 0.48%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	2,445	2,558
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	2,450	2,627
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2015	5,000	5,485
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,062
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,196
		12,928

MISSISSIPPI — 0.30%
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,085	7,931

MISSOURI — 1.08%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	1,000	1,050
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,000	745
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	4,005	4,154
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2014	1,300	1,387
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2015	1,365	1,461
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2016	1,440	1,527
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2017	1,510	1,585
Highways and Transportation Commission, Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,219
Industrial Dev. Auth. of the City of Lee’s Summit, Health Facs. Rev. Bonds (John Knox Village),
Series 2002, 5.875% 2010 (escrowed to maturity)	1,325	1,328
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2015	2,240	2,343
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2016	2,300	2,367
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2017	2,420	2,459
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2003-A,
Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,077
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT,
Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,377
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds
(Springfield-Branson National Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,758
		28,837

MONTANA — 0.05%
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,230	1,307

NEBRASKA — 0.46%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	5,260	5,771
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	620	640
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	1,200	1,275
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2012	1,155	1,180
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,279
		12,145

NEVADA — 2.15%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2015	2,500	2,877
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,221
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,898
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,104
Clark County School Dist., G.O. (Limited Tax) School Bonds, Series 2006-C, National insured, 5.00% 2016	5,295	6,119
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	3,090
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,633
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,661
Clark County, Airport System Rev. Notes, Series 2010-E-2, 5.00% 2012	1,000	1,065
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	1,000	1,009
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	3,500	3,844
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,457
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	2,500	2,858
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,811
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community), Limited Obligation Ref. Bonds,
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,915	2,090
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,260
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,653
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	30	30
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,730
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,525
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,152
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	2,035	2,191
		57,278

NEW HAMPSHIRE — 0.21%
Higher Educational and Health Facs. Auth., Hospital Rev. Bonds (Concord Hospital Issue),
Series 1996, AMBAC insured, 5.875% 2016	5,605	5,624

NEW JERSEY — 3.10%
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,206
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,692
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,129
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2004-G, 4.00% 2010 (escrowed to maturity)	3,000	3,010
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,699
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,854
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,911
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2013 (escrowed to maturity)	4,315	4,882
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2016	2,500	2,731
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,815
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,112
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,182
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	2,320	2,546
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,196
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	3,505	3,657
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,655	8,874
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	2,000	1,648
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,935
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,823
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,944
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,871
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,877
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	5,030
		82,624

NEW MEXICO — 0.08%
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-B-2, Class I, 5.65% 2039	990	1,104
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	1,000	1,115
		2,219

NEW YORK — 6.65%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,601
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2012	1,000	1,064
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,185
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Bonds, Series 2008-B, 5.00% 2017	4,550	5,230
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	4,455	4,959
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,934
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2019	3,000	3,414
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	2,500	2,799
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Bonds, Series 2010-A, 5.00% 2018	2,000	2,199
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,238
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2016	5,000	5,848
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,330
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,378
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,500	4,534
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,944
Environmental Facs. Corp., State Personal Income Tax Rev. Bonds (Environment), Series 2009-A, 5.25% 2018	2,500	3,024
Local Government Assistance Corp., Ref. Bonds (Public Benefit Corp.), Series 2003-A-5/6, 5.00% 2017	2,500	2,941
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-E, 5.00% 2017	2,500	2,837
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020	4,005	4,564
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2021	2,000	2,251
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	579
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,914
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, National insured, 5.75% 2017	1,500	1,782
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,353
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,633
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,233
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2014	5,000	5,730
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	4,043
City of New York, G.O. Bonds, Series B, 5.50% 2010	130	130
City of New York, Tax-Exempt Bonds, Subseries H-1, 5.00% 2016	2,000	2,304
City of New York, G.O. Bonds, Series B, 5.50% 2010 (escrowed to maturity)	870	870
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	641
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	668
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,082
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,704
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,615
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,054
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	2,500	2,956
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,365
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,930
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,855
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 20262	2,000	2,108
New York City Transitional Fin. Auth., Future Tax Secured Senior Bonds, Fiscal 2009 Series A, 5.00% 2017	2,500	2,953
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.00% 2017	2,000	2,229
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2019	4,000	4,549
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2017	10,000	11,537
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,787
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,705
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,462
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	3,000	3,373
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2017	2,485	2,728
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (put 2011)	3,000	3,056
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,872
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.00% 2015	2,500	2,848
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,184
		177,106

NORTH CAROLINA — 1.40%
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2016	2,000	2,231
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,020
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	4,155	4,411
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,165
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	3,266
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,076
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,673
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2017	3,000	3,482
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-A, 5.00% 2020	2,000	2,290
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-A, 5.00% 2021	2,500	2,828
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-B, 5.00% 2020	1,650	1,889
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012	860	917
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013	1,525	1,689
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012 (escrowed to maturity)	1,640	1,757
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013 (escrowed to maturity)	725	809
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	824
Raleigh-Durham Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,133
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,878
		37,338

OHIO — 3.27%
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,024
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	8,184
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	3,375	3,728
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,500	1,677
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2008-C, AMT, 7.25% 2032 (put 2012)	3,000	3,287
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,729
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,146
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,335
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2017	1,500	1,683
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	6,665	5,589
City of Cleveland, Airport System Rev. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,649
City of Cleveland, Water Rev. Bonds, Series 2009-T, 5.00% 2018	3,620	4,229
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,319
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,318
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,939
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (preref. 2012)	2,000	2,163
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-1, 3.75% 2025 (put 2013)	2,000	2,066
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,938
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	1,860	1,961
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2009-C, 4.50% 2039	960	1,025
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,430
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,232
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,740
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,210
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2013	2,125	2,298
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	1,000	1,099
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	1,992
Municipal Advisory Council, Beneficial Interest Ref. Certificates (Municipal Electric Generation Agcy.
Joint Venture 5 – OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,513
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,888
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,883
Water Dev. Auth., Water Dev. Fresh Water Rev. Bonds, Series 2009-A, 5.00% 2013	1,635	1,867
		87,141

OKLAHOMA — 0.18%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 20113	500	514
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018	1,000	1,106
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	2,000	2,169
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,111
		4,900

OREGON — 0.77%
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2020	2,500	2,870
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2018	2,530	2,973
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	5,500	6,503
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,651
City of Portland, Sewer System Rev. and Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.00% 2023	3,250	3,632
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,929
		20,558

PENNSYLVANIA — 3.62%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	5,046
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	4,425
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,616
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2017	2,000	2,234
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-E, 3.50% 2012	2,000	2,080
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,468
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,560
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2008-C, AMT, 7.125% 2028 (put 2011)	4,300	4,443
Dauphin County General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2009-A, 5.25% 2017	2,500	2,732
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	4,900	4,947
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,274
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,500	1,539
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,870
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	934
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	1,380	1,502
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	5,500	6,413
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,759
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,357
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,175
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	999
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,039
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,965
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement –
Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,731
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2017	1,500	1,765
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,099
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,952
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,562
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project),
Series 2007-A, 4.25% 2016	700	760
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	3,000	2,960
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,455	2,712
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 1.011% 20171	7,225	6,034
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	1,000	1,121
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2039 (put 2013)	1,000	1,121
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2016	5,000	5,918
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2019	2,000	2,376
		96,488

PUERTO RICO — 0.86%
Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	5,603
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,000	1,049
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2017	3,930	4,445
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,088
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,500	5,987
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,500	2,684
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,000	2,158
		23,014

RHODE ISLAND — 0.29%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,933
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2011	2,000	2,054
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,358
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,365
		7,710

SOUTH CAROLINA — 1.00%
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,145
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2016	2,000	2,231
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,669
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,327
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,343
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,503
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	1,145	1,189
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	2,980	2,983
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,313
York County, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-3, 0.875% 2024 (put 2010)1	2,000	2,000
		26,703

TENNESSEE — 0.98%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	905	955
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	1,000	1,088
City of Memphis, Electric System Rev. Ref. Bonds, Series 2010, 5.00% 2016	3,000	3,535
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,267
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,000	5,438
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,232
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	500	530
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	2,000	2,104
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	1,875	1,960
		26,109

TEXAS — 9.86%
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project – Round Rock Campus),
Series 2008, 5.25% 2017	1,500	1,757
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2008, 5.00% 2018	2,500	2,928
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,500	1,775
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	3,065
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,479
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,604
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,350
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,294
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 0%/4.20% 20152	1,700	1,472
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2020	1,000	1,060
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,205
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,278
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010	1,000	1,000
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County), Series 2009, 5.00% 2019	2,070	2,435
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds, Series 2009-A, 5.00% 2016	1,315	1,540
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2005, 5.00% 2014	2,590	2,964
City of Dallas, G.O. Limited Bonds, 5.00% 2018	1,080	1,263
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	955	1,064
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	5,268
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,194
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,369
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	6,778
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,000	2,287
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,712
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	1,000	1,139
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,145
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,178
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,215	1,255
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,178
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,749
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,729
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,627
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,500	3,963
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	4,000	4,401
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,567
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,872
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,086
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,648
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,025
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2011	770	787
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2012	810	854
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 4.70% 2018	2,000	2,108
Harris County, G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010 (escrowed to maturity)	1,585	1,588
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,698
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,403
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,286
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,450
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,172
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011)1	7,000	7,118
Harris County, Toll Road Unlimited Tax and Rev. Ref. Bonds, Series 2007-C, 5.00% 2016	5,000	5,906
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	1,750	1,910
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,429
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,857
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,719
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC-National insured, 5.25% 2012	915	918
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,141
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,908
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,754
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,530	1,721
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2002-A, 5.25% 2011	1,000	1,027
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,194
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2020	5,890	7,038
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,807
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,716
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,583
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.06% 20171	2,500	2,338
North Texas Tollway Auth., Dallas North Tollway System Rev. Bonds, Series 2005-C, 5.00% 2019	2,000	2,204
North Texas Tollway Auth., System Rev. Bonds, Series 2009-A, 5.00% 2013	1,000	1,072
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,409
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,780
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,179
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2003, 5.00% 2010	1,000	1,004
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,182
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002-A, 5.50% 2010	4,740	4,768
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,097
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	2,015	2,207
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2018	4,000	4,624
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,362
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-D, 5.00% 2017	2,000	2,342
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014	1,485	1,706
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014 (escrowed to maturity)	15	17
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,531
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	985	1,032
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	52
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2016	1,000	1,095
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	1,093
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,639
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2015	1,170	1,265
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2016	1,280	1,367
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 4.50% 2022	500	510
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,976
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	2,500	2,937
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,000	1,145
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2022	1,500	1,740
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2020	3,000	3,476
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,408
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,169
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2017	2,500	2,958
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,238
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,174
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,544
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,179
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2008-A, 5.25% 2019	2,000	2,401
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,892
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
National insured, 5.00% 2011 (escrowed to maturity)	3,715	3,906
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,750
		262,722

UTAH — 0.50%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	710	724
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	375	380
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	205	206
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	950	924
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, 5.25% 2012	10	10
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	10	10
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,593
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,379
		13,226

VIRGINIA — 0.50%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,056
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	2,000	2,054
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	1,500	1,556
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,070
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2014	2,735	3,103
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,773
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	2,063
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	755	787
		13,462

VIRGIN ISLANDS — 0.28%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,287
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	3,745	4,114
		7,401

WASHINGTON — 2.76%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999,
FGIC-National insured, 5.25% 2021	7,445	8,905
Public Utility Dist. No. 1 of Clark County, Electric System Rev. and Ref. Bonds, Series 2007,
FGIC-National insured, 5.00% 2017	2,000	2,287
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,550
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	3,000	3,623
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2010-A, 5.00% 2017	6,000	7,100
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	11,329
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2020	1,500	1,674
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,935
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2013	915	1,006
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,127
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,476
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,595
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,108
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds, Series 2008-A,
Assured Guaranty insured, 5.00% 2016	2,595	2,990
King County, Sewer Rev. Ref. Bonds, Series 1999-B, Assured Guaranty Municipal insured, 5.25% 2011	1,895	1,935
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2013	1,000	1,136
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,768
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2019	2,000	2,421
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	2,000	2,349
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program - Phase III),
Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,585	1,693
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,191
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,215
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2002-B,
Assured Guaranty Municipal insured, 5.25% 2011	2,000	2,132
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,298
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,744
		73,587

WISCONSIN — 1.29%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	3,000	3,285
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	550	592
Clean Water Rev. Ref. Bonds, Series 2004-2, National insured, 5.00% 2020	3,000	3,304
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,663
G.O. Bonds, Series 2008-D, 5.00% 2017	2,500	2,945
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,861
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2018	2,000	2,311
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,347
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,228
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,185
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2012	2,065	2,151
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010	2,200	2,210
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,297
		34,379

MULTI-STATE — 0.25%
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)3	2,000	1,640
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)3	6,000	4,920
		6,560

Total bonds & notes (cost: $2,352,449,000)		2,471,686

	Principal amount	Value
Short-term securities — 7.58%	(000)	(000)

California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Jewish Community Center of San Francisco),
Series 2008, 0.25% 20311	$2,000	$2,000
California Educational Facs. Auth., Demand Rev. Bonds (University of San Francisco), Series 2005-B, 0.24% 20351	1,000	1,000
California Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.25% 20361	900	900
California Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-B, 0.25% 20261	700	700
California Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (California Academy of Sciences,
San Francisco, California), Series 2008-F, 0.23% 20381	1,200	1,200
State of California, Contra Costa Transportation Auth., Sales Tax Rev. Notes (Limited Tax Bonds),
Series 2009, 2.50% 10/1/2010	5,000	5,019
California Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2009-A, 0.18% 20261	1,690	1,690
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, 0.26% 20371	1,600	1,600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.26% 20251	1,500	1,500
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.26% 20331	1,000	1,000
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-13, 0.28% 20381	1,930	1,930
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
0.26% 20351	1,300	1,300
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds (Nova Southeastern
University Project), Series 2008-A, 0.28% 20381	3,405	3,405
State of Florida, Electric System Rev. Bonds, Series 2008-C-2, 0.25% 20341	1,800	1,800
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-C, 0.25% 20331	780	780
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2004, 0.27% 20341	4,700	4,700
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.),
Series 2007-C, 0.28% 20271	6,630	6,630
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series 2009-B, 0.27% 20331	2,840	2,840
State of Florida, Lee Memorial Health System, Hospital Rev. Bonds, Series A, 0.27% 20331	1,500	1,500
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.27% 20351	1,100	1,100
State of Idaho, Tax Anticipation Notes, Series 2010, 2.00% 6/30/2011	6,000	6,093
Illinois Health Facs. Auth., Demand Rev. Bonds (Revolving Fund Pooled Fncg. Program), Series 1985-B, 0.25% 20201	6,800	6,800
Illinois Fin. Auth., Demand Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.25% 20481	10,900	10,900
Illinois Fin. Auth., Demand Rev. Bonds (Provena Health), Series 2009-B, 0.25% 20441	3,000	3,000
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.25% 20391	4,000	4,000
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-5, 0.25% 20401	2,900	2,900
Indiana Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-7, 0.22% 20331	3,500	3,500
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.25% 20351	3,000	3,000
County of Trimble, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds, Series 2008-A, 0.25% 20381	2,060	2,060
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008, 0.26% 20331	5,000	5,000
Commonwealth of Massachusetts, G.O. Demand Bonds, Consolidated Loan of 2006, Series B, 0.34% 20261	4,200	4,200
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series R, 0.17% 20491	3,300	3,300
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.22% 20301	1,900	1,900
Board of Trustees of Michigan State University, Series 2008-A, TECP, 0.19% 8/10/2010	5,000	5,000
City of Minneapolis and the Housing and Redev. Auth., Saint Paul, Minnesota, Health Care System Demand Rev.
Bonds (Allina Health System), Series 2009-B-1, 0.34% 20351	3,715	3,715
City of Minneapolis, Minnesota, G.O. Judgment Bonds, Series 2000, 0.30% 20181	1,795	1,795
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 1996-C, 0.22% 20301	900	900
North Carolina Medical Care Commission, Health Care Facs. Rev. Bonds (Blue Ridge HealthCare System Project),
Series 2005-B, 0.25% 20361	800	800
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-A, 0.25% 20311	3,000	3,000
New Jersey Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2008-B, 0.23% 20361	2,000	2,000
Dormitory Auth. of the State of New York University of Rochester, Rev. Bonds, Series 2003-C, 0.24% 20331	6,070	6,070
Dormitory Auth. of the State of New York, Rev. Bonds (St. John’s University), Series 2008-B-1, 0.24% 20341	3,000	3,000
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project),
Series 2005-B, 0.24% 20351	1,000	1,000
Tompkins County, New York, Industrial Dev. Agcy., Demand Civic Fac. Rev. Bonds (Cornell University Project),
Series 2002-A, 0.26% 20301	2,000	2,000
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.23% 20441	2,800	2,800
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	13,000	13,209
State of Pennsylvania, Lancaster County Hospital Auth., Health System Rev. Bonds (Lancaster General Hospital Ref. Project),
Series of 2008, 0.32% 20411	3,400	3,400
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, Fiscal Year 2011, 2.00% 6/30/2011	10,000	10,143
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.28% 20341	1,145	1,145
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds (Dallas Center for the
Performing Arts Foundation, Inc. Project), Series 2008-B, 0.25% 20411	1,800	1,800
Brazos River Harbor Navigation Dist. of Brazoria County, Texas, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project),
Series 2001-A, 0.35% 20211	3,000	3,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	20,000	20,039
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University
Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.28% 20331	1,300	1,300
State of Washington, Housing Auth. of the County of King, Demand Housing Rev. Bonds (Landmark Apartments Project),
Series 2002, 0.27% 20421	3,315	3,315
Port of Tacoma, Washington, Subordinate Lien Rev. Bonds, Series 2008-B, 0.26% 20441	2,000	2,000
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,143
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.17% 20201	1,100	1,100

Total short-term securities (cost: $201,871,000)		201,921

Total investment securities (cost: $2,554,320,000)		2,673,607
Other assets less liabilities		(8,294)

Net assets		$2,665,313

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2Step bond; coupon rate will increase at a later date.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,074,000, which represented .27% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-943-0910O-S25524

Summary investment portfolio, July 31, 2010

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	17.3%
Aa/AA	35.0
A/A	29.3
Baa/BBB	8.3
Ba/BB	0.5
Unrated	2.3
Short-term securities & other assets less liabilities	7.3

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. When securities have not been rated by a rating agency (included in "unrated" at left), the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 92.73%	(000)	(000)	assets

Arizona - 2.46%
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,339	.35
Other securities		56,178	2.11
		65,517	2.46

California - 9.99%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	8,150	8,299	.31
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,707	.48
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,318	.31
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,912	.37
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, National insured, 5.35% 2016	13,000	13,473	.51
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,410
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	4,389	.44
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,855	.37
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,474	.32
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2017	9,500	11,082	.42
Other securities		172,428	6.46
		266,347	9.99

Colorado - 2.11%
Other securities		56,350	2.11

District of Columbia - 1.71%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,206	.35
Other securities		36,250	1.36
		45,456	1.71

Florida - 9.88%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	3,000	3,076
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,766
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	7,000	7,420
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	4,250	4,497
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,089
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,098	1.12
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	9,500	10,302	.39
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,015	.30
Other securities		214,971	8.07
		263,234	9.88

Georgia - 3.07%
DeKalb County Hospital Auth., Rev. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	8,991	.34
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	16,000	19,025	.71
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,075	.45
Other securities		41,848	1.57
		81,939	3.07

Illinois - 7.01%
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,200	.35
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,385	.31
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,523	.32
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	11,499	.43
Other securities		149,338	5.60
		186,945	7.01

Indiana - 3.00%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	21,820	.82
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,709	.29
Other securities		50,534	1.89
		80,063	3.00

Louisiana - 1.13%
Other securities		30,238	1.13

Massachusetts - 1.32%
Other securities		35,174	1.32

Michigan - 3.64%
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,523	.28
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,500
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2004, 1.00% 2013 (put 2010)	2,500	2,500	.19
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,849	.29
Other securities		76,720	2.88
		97,092	3.64

Missouri - 1.08%
Other securities		28,837	1.08

Nevada - 2.15%
Other securities		57,278	2.15

New Jersey - 3.10%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,655	8,874	.33
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,935	.34
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,823
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,944
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,871
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,877
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	5,030	.81
Other securities		43,270	1.62
		82,624	3.10

New York - 6.65%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,633	.36
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.50% 2016	7,025	7,615	.29
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2017	10,000	11,537	.43
Other securities		148,321	5.57
		177,106	6.65

North Carolina - 1.40%
Other securities		37,338	1.40

Ohio - 3.27%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2014	7,500	8,184	.31
Other securities		78,957	2.96
		87,141	3.27

Pennsylvania - 3.62%
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 3.70% 2021 (put 2015)	4,900	4,947	.19
Other securities		91,541	3.43
		96,488	3.62

South Carolina - 1.00%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,313	.35
Other securities		17,390	.65
		26,703	1.00

Texas - 9.86%
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,178
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,749
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,729
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,627	.57
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011) (1)	7,000	7,118	.27
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2020	5,890	7,038	.26
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,807	.14
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,179	.42
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,892	.30
Other securities		210,405	7.90
		262,722	9.86

Washington - 2.76%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, FGIC-National insured, 5.25% 2021	7,445	8,905	.33
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2010-A, 5.00% 2017	6,000	7,100	.27
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	11,329	.43
Other securities		46,253	1.73
		73,587	2.76

Wisconsin - 1.29%
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,663	.14
Other securities		30,716	1.15
		34,379	1.29

Other states & U.S. territories - 11.23%
State of Connecticut, Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,047	.38
State of Hawaii, Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	8,080	8,804	.33
State of Mississippi, Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,085	7,931	.30
State of Tenneessee, Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,232	.27
State of Virginia, Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,056	.04
Other securities		264,058	9.91
		299,128	11.23

Total bonds & notes (cost: $2,352,449,000)		2,471,686	92.73

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.58%	(000)	(000)	assets

State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2003-C, 0.25% 2033 (1)	780	780
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2004, 0.27% 2034 (1)	4,700	4,700
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.), Series 2007-C, 0.28% 2027 (1)	6,630	6,630	.45
Illinois Fin. Auth., Demand Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.25% 2048 (1)	10,900	10,900	.41
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	13,000	13,209	.50
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, Fiscal Year 2011, 2.00% 6/30/2011	10,000	10,143	.38
State of Texas, Tax and Rev. Anticipation Notes, Series 2009, 2.50% 8/31/2010	20,000	20,039	.75
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,143	.38
Other securities		125,377	4.71

Total short-term securities (cost: $201,871,000)		201,921	7.58

Total investment securities (cost: $2,554,320,000)		2,673,607	100.31
Other assets less liabilities		(8,294)	(.31)

Net assets		$2,665,313	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $7,074,000, which represented .27% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at July 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,554,320)		$2,673,607
Cash		171
Receivables for:
Sales of fund's shares	$6,585
Interest	26,763	33,348
		2,707,126
Liabilities:
Payables for:
Purchases of investments	34,748
Repurchases of fund's shares	4,446
Dividends on fund's shares	1,098
Investment advisory services	569
Services provided by affiliates	804
Trustees' deferred compensation	99
Other	49	41,813
Net assets at July 31, 2010		$2,665,313

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,549,613
Distributions in excess of net investment income		(44)
Accumulated net realized loss		(3,543)
Net unrealized appreciation		119,287
Net assets at July 31, 2010		$2,665,313

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (168,943 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,316,181	146,813	$15.78
Class B	20,849	1,322	15.78
Class C	90,780	5,754	15.78
Class F-1	112,342	7,121	15.78
Class F-2	125,161	7,933	15.78

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2010	(dollars in thousands)

Investment income:
Income:
Interest		$90,333

Fees and expenses(*):
Investment advisory services	$6,503
Distribution services	7,398
Transfer agent services	433
Administrative services	316
Reports to shareholders	45
Registration statement and prospectus	276
Trustees' compensation	33
Auditing and legal	65
Custodian	12
Federal and state income taxes	1
Other state and local taxes	18
Other	39	15,139
Net investment income		75,194

Net realized gain and unrealized appreciation
on investments:
Net realized gain on investments		5,899
Net unrealized appreciation on investments		96,312
Net realized gain and unrealized appreciation
on investments		102,211
Net increase in net assets resulting
from operations		$177,405

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended July 31
	2010	2009
Operations:
Net investment income	$75,194	$53,256
Net realized gain (loss) on investments	5,899	(6,520)
Net unrealized appreciation on investments	96,312	33,918
Net increase in net assets resulting from operations	177,405	80,654

Dividends paid or accrued to shareholders from net investment income	(75,299)	(53,120)

Net capital share transactions	453,166	891,880

Total increase in net assets	555,272	919,414

Net assets:
Beginning of year	2,110,041	1,190,627
End of year (including distributions in excess of and undistributed
net investment income: $(44) and $128, respectively)	$2,665,313	$2,110,041

See Notes to Financial Statements

Notes to financial statements

1.	Organization
Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from regular federal income taxes, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds. The fund’s portfolio maintains a dollar-weighted average maturity between three and 10 years.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization is anticipated to be completed on November 1, 2010; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B and C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies
The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation
The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2010, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors
Investing in the fund may involve certain risks including, but not limited to, those described below.

Market risks — The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Interest rate risks — The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Credit risks — Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support risks — Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

High yield bond and long maturity risks — Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

5. Taxation and distributions
Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended July 31, 2010, the fund reclassified $43,000 from distributions in excess of net investment income to accumulated net realized loss and $24,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2010, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$836
Capital loss carryforwards*:
Expiring 2011	$(1,412)
Expiring 2012	(638)
Expiring 2017	(1,493)	(3,543)
Gross unrealized appreciation on investment securities		126,808
Gross unrealized depreciation on investment securities		(7,205)
Net unrealized appreciation on investment securities		119,603
Cost of investment securities		2,554,004

*Reflects the utilization of capital loss carryforwards of $874,000. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Year ended July 31
Share class	2010	2009
Class A	$62,901	$43,453
Class B	549	685
Class C	1,827	1,769
Class F-1	3,410	3,185
Class F-2	6,612	996
Class R-5(*)	-	3,032
Total	$75,299	$53,120

(*)Class R-5 shares were only available through June 15, 2009.

6. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. For the year ended July 31, 2010, the investment advisory services fee was $6,503,000, which was equivalent to an annualized rate of 0.266% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2010, unreimbursed expenses subject to reimbursement totaled $3,198,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$6,115	$428	Not applicable	Not applicable
Class B	229	5	Not applicable	Not applicable
Class C	778	Included in administrative services	$53	$3
Class F-1	276		106	5
Class F-2	Not applicable		147	2
Total	$7,398	$433	$306	$10

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1994, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000, shown on the accompanying financial statements, includes $22,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions
Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2010
Class A	$977,062	63,218	$53,466	3,450	$(500,301)	(32,345)	$530,227	34,323
Class B	5,539	358	452	30	(11,093)	(718)	(5,102)	(330)
Class C	34,032	2,197	1,522	98	(21,301)	(1,379)	14,253	916
Class F-1	48,140	3,115	2,862	185	(51,653)	(3,343)	(651)	(43)
Class F-2	101,415	6,568	4,142	267	(191,118)	(12,365)	(85,561)	(5,530)
Total net increase
(decrease)	$1,166,188	75,456	$62,444	4,030	$(775,466)	(50,150)	$453,166	29,336

Year ended July 31, 2009
Class A	$1,136,317	76,977	$35,686	2,407	$(464,948)	(31,573)	$707,055	47,811
Class B	10,105	684	530	36	(11,267)	(762)	(632)	(42)
Class C	36,261	2,457	1,423	96	(25,062)	(1,703)	12,622	850
Class F-1	101,062	6,856	2,578	174	(70,535)	(4,777)	33,105	2,253
Class F-2	210,963	14,237	557	37	(12,074)	(811)	199,446	13,463
Class R-5(†)	112,606	7,611	1,242	84	(173,564)	(11,732)	(59,716)	(4,037)
Total net increase
(decrease)	$1,607,314	108,822	$42,016	2,834	$(757,450)	(51,358)	$891,880	60,298

(*)Includes exchanges between share classes of the fund.
(†)Class R-5 shares were only available through June 15, 2009.

8. Investment transactions
The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $705,335,000 and $294,496,000, respectively, during the year ended July 31, 2010.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 7/31/2010	$15.11	$.48	$.67	$1.15	$(.48)	$15.78	7.71%	$2,316	.61%		.61%		3.08%
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.12	1,700	.64		.63		3.36
Year ended 7/31/2008	15.11	.54	(.10)	.44	(.54)	15.01	2.91	971	.66		.63		3.51
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.33	763	.68		.65		3.47
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	800	.66		.63		3.30
Class B:
Year ended 7/31/2010	15.11	.37	.67	1.04	(.37)	15.78	6.96	21	1.31		1.31		2.40
Year ended 7/31/2009	15.01	.40	.10	.50	(.40)	15.11	3.40	25	1.34		1.33		2.69
Year ended 7/31/2008	15.11	.43	(.10)	.33	(.43)	15.01	2.18	25	1.37		1.34		2.83
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.62	30	1.38		1.35		2.78
Year ended 7/31/2006	15.34	.40	(.20)	.20	(.40)	15.14	1.30	41	1.37		1.33		2.59
Class C:
Year ended 7/31/2010	15.11	.36	.67	1.03	(.36)	15.78	6.91	91	1.36		1.36		2.34
Year ended 7/31/2009	15.01	.39	.10	.49	(.39)	15.11	3.35	73	1.39		1.38		2.64
Year ended 7/31/2008	15.11	.42	(.10)	.32	(.42)	15.01	2.14	60	1.42		1.38		2.77
Year ended 7/31/2007	15.14	.42	(.03)	.39	(.42)	15.11	2.56	60	1.44		1.41		2.72
Year ended 7/31/2006	15.34	.39	(.20)	.19	(.39)	15.14	1.25	78	1.41		1.38		2.55
Class F-1:
Year ended 7/31/2010	15.11	.47	.67	1.14	(.47)	15.78	7.68	112	.63		.63		3.06
Year ended 7/31/2009	15.01	.50	.10	.60	(.50)	15.11	4.11	108	.66		.64		3.33
Year ended 7/31/2008	15.11	.53	(.10)	.43	(.53)	15.01	2.89	74	.67		.64		3.49
Year ended 7/31/2007	15.14	.53	(.03)	.50	(.53)	15.11	3.32	52	.68		.65		3.46
Year ended 7/31/2006	15.34	.50	(.20)	.30	(.50)	15.14	2.00	46	.66		.63		3.29
Class F-2:
Year ended 7/31/2010	15.11	.52	.67	1.19	(.52)	15.78	7.97	125	.36		.36		3.35
Period from 8/18/2008 to 7/31/2009	15.15	.50	(.04)	.46	(.50)	15.11	3.15	204	.38	(5)	.38	(5)	3.51	(5)

	Year ended July 31
	2010	2009	2008	2007	2006
Portfolio turnover rate for all classes of shares	13%	7%	16%	26%	25%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Limited Term Tax-Exempt Bond Fund of America:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Limited Term Tax-Exempt Bond Fund of America (the "Fund") at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2010

..
Limited Term Tax-Exempt Bond Fund of America

Part C
Other Information

Item 28.                 Exhibits for Registration Statement (1940 Act No. 811-07888 and 1933 Act No. 033-66214)

(a)	Articles of Incorporation – Certificate of Trust filed 8/20/09 and Agreement and Declaration of Trust dated 8/20/09

(b)	By-laws – By-laws

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 11/1/10

(e)
Underwriting Contracts – Form of Principal Underwriting Agreement dated 11/1/10; Form of Selling Group Agreement effective 3/1/10; Form of Bank/Trust Company Selling Group Agreement effective 3/1/10; Form of Class F Share Participation Agreement effective 3/1/10; and Form of Bank/Trust Company Participation Agreement for Class F Shares effective 3/1/10

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 8/7/09

(g)	Custodian Agreements ~~–~~ Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 20 filed 10/31/07)

(h)
Other Material Contracts – Form of Shareholder Services Agreement dated 11/1/10; Form of Indemnification Agreement; Form of Administrative Services Agreement dated 11/1/10; and Form of Agreement and Plan of Reorganization dated 8/24/09

(i)	Legal Opinion – Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements – None

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 6 filed 9/29/97)

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Classes A, B, C and F-1 dated 11/1/10

(n)	Rule 18f-3 Plan – Form of Multiple Class Plan dated 11/1/10

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2010; and Code of Ethics for Registrant dated December 2005

Item 29.                      Persons Controlled by or Under Common Control with the Fund

None

Item 30.                      Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant's Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.                      Business and Other Connections of the Investment Adviser

None

Item 32.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds Fundamental Investors, The American Funds Income Series, American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Capital Private Client Services Funds, Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Emerging Markets Growth Fund, Inc., Endowments, EuroPacific Growth Fund, The Growth Fund of America, Inc., The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Director, Senior Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
LAO	Damian F. Carroll	Director, Senior Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Intermediary Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Senior Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Brendan T. Mahoney	Director, Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President and National Sales Manager	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 33.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 16455 Irvine Center Drive, Irvine, CA 92618, 12811 North Meridian Street, Carmel, Indiana 46032, 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 34.                      Management Services

None

Item 35.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 2010.
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By:  /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on October 27, 2010, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Brenda S. Ellerin _____ ____	President and Trustee
(Brenda S. Ellerin)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ M. Susan Gupton _________	Treasurer
(M. Susan Gupton)

(3)	Trustees:
	Lee A. Ault III*	Trustee
	William H. Baribault*	Trustee
	Richard G. Capen, Jr.*	Trustee
	/s/ Brenda S. Ellerin ________	President and Trustee
(Brenda S. Ellerin)
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	/s/ Paul G. Haaga, Jr. ________	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)
	W. Scott Hedrick*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee
	Steadman Upham*	Trustee
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Katherine H. Newhall
 (Katherine H. Newhall)
POWER OF ATTORNEY

I, Lee A. Ault III, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Lee A. Ault III
Lee A. Ault III, Board member

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ William H. Baribault
William H. Baribault, Board member

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2010.
(City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, W. Scott Hedrick, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ W. Scott Hedrick
W. Scott Hedrick, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Merit E. Janow
Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of March, 2010.
(City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Julie E. Lawton Tanya Schneider Raymond F. Sullivan, Jr. Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton Gregory F. Niland Ari M. Vinocor Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA, this 15th day of September, 2010.
(City, State)

/s/ Steadman Upham
Steadman Upham, Board member